AXP(R)
                                                                      High Yield
                                                                 Tax-Exempt Fund

                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
   Express
 Funds

(icon of) Clock

AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

More Yield,
Less Taxes

Most of the time, making money means paying taxes. But investors still can enjoy income that generally is free from federal taxes by taking advantage of tax-exempt bonds. AXP High Yield Tax-Exempt Fund strives to provide the maximum amount of tax-free income by focusing on municipal bonds that pay above-average interest. However, certain income may be subject to state or local or the alternative minimum tax. To reduce the investment risk, the Fund holds a large, widely diversified portfolio of bonds providing protection to shareholders seeking to avoid the impact of default by an individual bond. The result may be a superior after-tax return for investors in higher tax brackets.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                     3

From the Portfolio Manager                            3

Fund Facts                                            5

The 10 Largest Holdings                               6

Making the Most of the Fund                           7

The Fund's Long-term Performance                      8

Board Members and Officers                           10

Independent Auditors' Report (Fund)                  13

Financial Statements (Fund)                          14

Notes to Financial Statements (Fund)                 17

Independent Auditors' Report (Portfolio)             23

Financial Statements (Portfolio)                     24

Notes to Financial Statements (Portfolio)            26

Investments in Securities                            29

Federal Income Tax Information                       58

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2  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board


(picture of) Terry Fettig
Terry Fettig
Portfolio manager


From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,
Arne H. Carlson

From the Portfolio Manager

AXP High Yield Tax-Exempt Fund's dividend declined slightly during the past 12 months, reflecting a drop in municipal bond yields. However, the Fund's net asset value rose a bit, adding to the total return of 7.09% (excluding the sales charge) for Class A shares over the December 2000 through November 2001 fiscal year. This compares with a total return of 7.98% for the Lipper General Municipal Debt Funds Index, which is commonly used to evaluate the performance of mutual funds such as this.

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3  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

The period got off to a strong start, as a slowdown in economic growth erased inflation concerns and whetted bond investors' appetites for a potential decline in interest rates. (Falling interest rates boost bond prices, while rising rates depress them.) That anticipation led to strong demand for municipal bonds from December 2000 through early January. The result was a drop in yields and a rise in prices, which in turn drove up the Fund's net asset value.

ROLLER-COASTER MARKET
From that point, and despite repeated interest-rate cuts by the Federal Reserve, the rally cooled off as bond investors began focusing on the likelihood of an improving economy and, perhaps, higher inflation later in the year. That outlook gained increasing favor during the spring, leading to a slump in the municipal market. Fresh reports of economic weakness drove the market higher over the summer, but a late-period downturn eroded much of that gain.

Looking at changes to the portfolio, to counteract the trend toward lower municipal yields, I added a bit to holdings among low-grade and non-rated bonds, bringing that percentage of the portfolio to about 24% at period-end. In addition, I continued the Fund's long-standing practice of investing in higher-yielding derivative bonds called inverse floaters. These strategies did not lessen the overall quality of the portfolio, however, which remained a solid A.

The only other meaningful change was a modest increase in the portfolio's duration early in the period. (Duration, a function of the average maturity of the bond holdings, influences how price-sensitive the Fund is to interest-rate changes. Generally, the longer the maturity, the greater the sensitivity.) That strategy helped performance when rates came down and the municipal market rallied. Subsequently, I brought the duration down to the neutral range for the rest of the period to lessen the Fund's risk to an upturn in interest rates.

Looking to the new fiscal year, I think the economy and, consequently, interest rates probably have experienced their low points and are likely to trend higher before long. Assuming indications of a strengthening economy emerge, I expect to shorten the duration of the portfolio to cushion a potential decline in the Fund's net asset value. On the income side, I plan to maintain the exposure to the low-grade, non-rated and derivative securities that have helped shore up the Fund's yield.

Terry Fettig

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4  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                           $4.41
Nov. 30, 2000                                           $4.36
Increase                                                $0.05

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                             $0.26
From long-term capital gains                             $ --
Total distributions                                     $0.26
Total return*                                          +7.09%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                           $4.41
Nov. 30, 2000                                           $4.36
Increase                                                $0.05

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                             $0.22
From long-term capital gains                             $ --
Total distributions                                     $0.22
Total return*                                          +6.28%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                           $4.41
Nov. 30, 2000                                           $4.36
Increase                                                $0.05

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                             $0.22
From long-term capital gains                             $ --
Total distributions                                     $0.22
Total return*                                          +6.29%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                           $4.42
Nov. 30, 2000                                           $4.38
Increase                                                $0.04

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                             $0.26
From long-term capital gains                             $ --
Total distributions                                     $0.26
Total return*                                          +6.91%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

The 10 Largest Holdings

                                                                    Percent         Value
                                                                (of net assets)(as of Nov. 30, 2001)
Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1991A
5.75% 2019                                                            1.1%          $54,878,449

New Hampshire Industrial Development Authority
Pollution Control Revenue Bonds State Public Service Series 1991B
7.50% 2021                                                            1.1            52,588,324

Northern California Power Agency
Geothermal #3 Revenue Bonds Series 1987A
5.00% 2009                                                            1.0            52,357,788

California Statewide Communities Development Authority
Certificates of Participation Series 1993
5.60% 2011                                                            1.0            49,808,639

Washington Public Power Supply System
Linked Revenue Bonds Series 1993
5.61% 2011                                                            0.9            43,930,799

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
5.50% 2011                                                            0.8            37,808,316

Massachusetts General Obligation Bonds
Series 2001A Inverse Floater
5.05% 2021                                                            0.7            36,077,690

Texas Alliance Airport Authority
Special Facility Revenue Bonds
American Airlines Series 1990 A.M.T.
7.50% 2029                                                            0.7            35,124,957

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
7.50% 2010                                                            0.7            34,830,482

Nebraska Public Power District Refunding Revenue Bonds
Series 1998A
5.25% 2014                                                            0.6            31,820,320

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 8.6% of net assets

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6  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's dividends, interest and other income exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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7  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

The Fund's Long-term Performance

             Value of you $10,000 in AXP High Yield Tax-Exempt Fund
(line chart)

$30,000
                                                                         $17,163
                                                                  AXP High Yield
                                         Lehman Brothers              Tax-Exempt
$20,000                             Municipal Bond Index            Fund Class A

                                                         Lipper General
                                             Municipal Debt Funds Index
   $9,525

'91    '92    '93     '94    '95     '96     '97     '98     '99     '00     '01

Average Annual Total Returns (as of Nov. 30, 2001)
                                                              Since
                      1 year       5 years     10 years     inception
Class A               +2.01%       +4.20%       +5.55%        N/A
Class B               +2.28%       +4.27%         N/A       +5.12%*
Class C               +6.29%         N/A          N/A       +7.19%**
Class Y               +6.91%       +5.35%         N/A       +6.07%*


  * Inception date was March 20, 1995.
 ** Inception date was June 26, 2000.

Assumes: Holding period from 12/1/91 to 11/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $8,340. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index. In comparing AXP High Yield Tax-Exempt Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

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8  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper General Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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9  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 72 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
H. Brewster Atwater, Jr.               Board member since 1996        Retired chair and chief
4900 IDS Tower                                                        executive officer,
Minneapolis, MN 55402                                                 General Mills, Inc.
Born in 1931                                                          (consumer foods)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Arne H. Carlson                        Chair of the Board since 1999  Chair, Board Services
901 S. Marquette Ave.                                                 Corporation (provides
Minneapolis, MN 55402                                                 administrative services
Born in 1934                                                          to boards), former
                                                                      Governor of Minnesota
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Lynne V. Cheney                        Board member since 1994        Distinguished Fellow, AEI   The Reader's Digest
American Enterprise Institute for                                                                 Association Inc.
Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Livio D. DeSimone                      Board member since 2001        Retired chair of the        Cargill, Incorporated
30 Seventh Street East                                                board and chief executive   (commodity merchants and
Suite 3050                                                            officer, Minnesota Mining   processors), Target
St. Paul, MN 55101-4901                                               and Manufacturing (3M)      Corporation (department
Born in 1936                                                                                      stores), General Mills,
                                                                                                  Inc. (consumer foods),
                                                                                                  Vulcan Materials Company
                                                                                                  (construction
                                                                                                  materials/chemicals) and
                                                                                                  Milliken & Company
                                                                                                  (textiles and chemicals)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Ira D. Hall                            Board member since 2001        Treasurer, Texaco Inc.
Texaco, Inc.                                                          since 1998. Prior to
2000 Westchester Avenue                                               that, director,
White Plains, NY 10650                                                International Operations
Born in 1944                                                          IBM Corp.
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Heinz F. Hutter                        Board member since 1994        Retired president and
P.O. Box 2187                                                         chief operating officer,
Minneapolis, MN 55402                                                 Cargill, Incorporated
Born in 1929                                                          (commodity merchants and
                                                                      processors)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Anne P. Jones                          Board member since 1985        Attorney and consultant     Motorola, Inc.
5716 Bent Branch Rd.                                                                              (electronics)
Bethesda, MD 20816
Born in 1935
-------------------------------------- ------------------------------ --------------------------- ----------------------------

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10  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Independent Board Members (continued)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William R. Pearce                      Board member since 1980        RII Weyerhaeuser World
2050 One Financial Plaza                                              Timberfund, L.P.
Minneapolis, MN 55402                                                 (develops timber
Born in 1927                                                          resources) - management
                                                                      committee; former chair,
                                                                      American Express Funds
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan K. Simpson                        Board member since 1997        Former three-term United    Biogen, Inc.
1201 Sunshine Ave.                                                    States Senator for Wyoming  (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
-------------------------------------- ------------------------------ --------------------------- ----------------------------
C. Angus Wurtele                       Board member since 1994        Retired chair of the        Bemis Corporation
4900 IDS Tower                                                        board and chief executive   (packaging)
Minneapolis, MN 55402                                                 officer, The Valspar
Born in 1934                                                          Corporation
-------------------------------------- ------------------------------ --------------------------- ----------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
David R. Hubers                        Board member since 1993        Retired chief executive     Chronimed Inc. (specialty
50643 AXP Financial Center                                            officer and director of     pharmaceutical
Minneapolis, MN 55474                                                 AEFC                        distribution), RTW Inc.
Born in 1943                                                                                      (manages workers
                                                                                                  compensation programs),
                                                                                                  Lawson Software, Inc.
                                                                                                  (technology based business
                                                                                                  applications)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John R. Thomas                         Board member since 1987,       Senior vice president -
50652 AXP Financial Center             president since 1997           information and
Minneapolis, MN 55474                                                 technology of AEFC
Born in 1937
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William F. Truscott                    Board member since 2001,       Senior vice president -
53600 AXP Financial Center             vice president since 2002      chief investment officer
Minneapolis, MN 55474                                                 of AEFC; former chief
Born in 1960                                                          investment officer and
                                                                      managing director, Zurich
                                                                      Scudder Investments
-------------------------------------- ------------------------------ --------------------------- ----------------------------

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11  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John M. Knight                         Treasurer since 1999           Vice president -
50005 AXP Financial Center                                            investment accounting of
Minneapolis, MN 55474                                                 AEFC
Born in 1952
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Leslie L. Ogg                          Vice president, general        President of Board
901 S. Marquette Ave.                  counsel and secretary since    Services Corporation
Minneapolis, MN 55402                  1978
Born in 1938
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Stephen W. Roszell                     Vice president since 2002      Senior vice president -
50239 AXP Financial Center                                            institutional group of
Minneapolis, MN 55474                                                 AEFC
Born in 1949
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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12  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP HIGH YIELD TAX-EXEMPT FUND, INC.
We have audited the accompanying statement of assets and liabilities of AXP High Yield Tax-Exempt Fund, Inc. as of November 30, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2001, and the financial highlights for each of the years in the five-year period ended November 30, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP High Yield Tax-Exempt Fund, Inc. as of November 30, 2001, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 4, 2002

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13  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP High Yield Tax-Exempt Fund, Inc.

Nov. 30, 2001
Assets
Investment in Tax-Free High Yield Portfolio (Note 1)                                            $4,986,350,620
Capital shares receivable                                                                              218,632
                                                                                                       -------
Total assets                                                                                     4,986,569,252
                                                                                                 -------------
Liabilities
Dividends payable to shareholders                                                                    2,840,154
Accrued distribution fee                                                                                40,824
Accrued transfer agency fee                                                                              6,229
Accrued administrative services fee                                                                      4,211
Other accrued expenses                                                                                 101,837
                                                                                                       -------
Total liabilities                                                                                    2,993,255
                                                                                                     ---------
Net assets applicable to outstanding capital stock                                              $4,983,575,997
                                                                                               ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                        $   11,309,775
Additional paid-in capital                                                                       4,829,350,407
Excess of distributions over net investment income                                                     (87,517)
Accumulated net realized gain (loss) (Note 4)                                                      (85,325,565)
Unrealized appreciation (depreciation) on investments                                              228,328,897
                                                                                                   -----------
Total -- representing net assets applicable to outstanding capital stock                        $4,983,575,997
                                                                                                ==============
Net assets applicable to outstanding shares:    Class A                                         $4,645,412,507
                                                Class B                                         $  323,697,098
                                                Class C                                         $   14,464,400
                                                Class Y                                         $        1,992
Net asset value per share of outstanding capital stock:
                                                Class A shares            1,054,222,308         $         4.41
                                                Class B shares               73,473,172         $         4.41
                                                Class C shares                3,281,522         $         4.41
                                                Class Y shares                      451         $         4.42
                                                                                    ---         --------------

See accompanying notes to financial statements.

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14  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Statement of operations
AXP High Yield Tax-Exempt Fund, Inc.

Year ended Nov. 30, 2001
Investment income
Income:
Interest                                                                                          $320,421,837
                                                                                                  ------------
Expenses (Note 2):
Expenses allocated from Tax-Free High Yield Portfolio                                               22,432,768
Distribution fee
   Class A                                                                                          11,626,602
   Class B                                                                                           3,036,965
   Class C                                                                                              75,517
Transfer agency fee                                                                                  2,047,847
Incremental transfer agency fee
   Class A                                                                                             213,556
   Class B                                                                                              29,669
   Class C                                                                                                 809
Service fee -- Class Y                                                                                   3,067
Administrative services fees and expenses                                                            2,136,276
Compensation of board members                                                                           15,826
Printing and postage                                                                                   365,913
Registration fees                                                                                      130,405
Audit fees                                                                                              12,500
Other                                                                                                   25,104
                                                                                                        ------
Total expenses                                                                                      42,152,824
   Earnings credits on cash balances (Note 2)                                                         (246,790)
                                                                                                      --------
Total net expenses                                                                                  41,906,034
                                                                                                    ----------
Investment income (loss) -- net                                                                    278,515,803
                                                                                                   -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                                                   45,801,859
Net change in unrealized appreciation (depreciation) on investments                                 10,919,116
                                                                                                    ----------
Net gain (loss) on investments                                                                      56,720,975
                                                                                                    ----------
Net increase (decrease) in net assets resulting from operations                                   $335,236,778
                                                                                                  ============

See accompanying notes to financial statements.

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15  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP High Yield Tax-Exempt Fund, Inc.

Year ended Nov. 30,                                                                2001                   2000
Operations and distributions
Investment income (loss) -- net                                         $   278,515,803        $   296,474,509
Net realized gain (loss) on investments                                      45,801,859             18,130,281
Net change in unrealized appreciation (depreciation) on investments          10,919,116             (1,093,216)
                                                                             ----------             ----------
Net increase (decrease) in net assets resulting from operations             335,236,778            313,511,574
                                                                            -----------            -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                              (265,591,820)          (279,201,791)
      Class B                                                               (15,032,045)           (14,706,260)
      Class C                                                                  (377,459)               (21,244)
      Class Y                                                                  (149,250)              (232,098)
                                                                               --------               --------
Total distributions                                                        (281,150,574)          (294,161,393)
                                                                           ------------           ------------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Notes 2 and 6)                                         2,087,660,197          1,715,685,567
   Class B shares                                                            77,257,112             52,622,503
   Class C shares                                                            13,435,211              2,161,656
   Class Y shares                                                             9,567,310             10,326,856
Reinvestment of distributions at net asset value
   Class A shares                                                           185,957,663            189,073,063
   Class B shares                                                            11,694,987             11,296,593
   Class C shares                                                               328,190                 17,229
   Class Y shares                                                                10,652                 12,020
Payments for redemptions
   Class A shares                                                        (2,261,541,185)        (2,451,697,713)
   Class B shares (Note 2)                                                  (49,136,887)           (94,134,473)
   Class C shares (Note 2)                                                   (1,416,115)               (12,871)
   Class Y shares                                                           (13,972,066)           (11,996,251)
                                                                            -----------            -----------
Net increase (decrease) in net assets from capital share transactions        59,845,069           (576,645,821)
                                                                             ----------           ------------
Total increase (decrease) in net assets                                     113,931,273           (557,295,640)
Net assets at beginning of year                                           4,869,644,724          5,426,940,364
                                                                          -------------          -------------
Net assets at end of year                                               $ 4,983,575,997        $ 4,869,644,724
                                                                        ===============        ===============
Undistributed (excess of distributions over) net investment income      $       (87,517)       $     2,547,254
                                                                        ---------------        ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to Financial Statements
AXP High Yield Tax-Exempt Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 465 shares of capital stock at $4.30 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio
The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
17  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

--------------------------------------------------------------------------------
18  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $5,025,212 for Class A, $328,388 for Class B and $2,135 for Class C for the year ended Nov. 30, 2001.

During the year ended Nov. 30, 2001, the Fund's transfer agency fees were reduced by $246,790 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                         Year ended Nov. 30, 2001
                                               Class A         Class B       Class C      Class Y
Sold                                        471,574,833      17,424,525     3,028,891   2,155,661
Issued for reinvested distributions          42,025,276       2,643,145        74,081       2,393
Redeemed                                   (509,623,859)    (11,100,449)     (319,480) (3,122,324)
                                           ------------     -----------      --------  ----------
Net increase (decrease)                       3,976,250       8,967,221     2,783,492    (964,270)
                                              ---------       ---------     ---------    --------

                                                         Year ended Nov. 30, 2000
                                               Class A         Class B      Class C*      Class Y
Sold                                        399,037,430      12,227,228       497,031   2,432,003
Issued for reinvested distributions          43,917,926       2,624,780         3,955       2,784
Redeemed                                   (569,749,146)    (21,909,032)       (2,956) (2,799,690)
                                           ------------     -----------        ------  ----------
Net increase (decrease)                    (126,793,790)     (7,057,024)      498,030    (364,903)
                                           ------------      ----------       -------    --------

* Inception date was June 26, 2000.

4. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $71,755,843 as of Nov. 30, 2001, that will expire in 2004 through 2007 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Nov. 30, 2001.

--------------------------------------------------------------------------------
19  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

6. FUND MERGER
As of the close of business on July 14, 2000, AXP High Yield Tax-Exempt Fund acquired the assets and assumed the identified liabilities of Strategist Tax-Free High Yield Fund.

The aggregate net assets of AXP High Yield Tax-Exempt Fund immediately before the acquisition were $4,986,441,936.

The merger was accomplished by a tax-free exchange of 180,046 shares of Strategist Tax-Free High Yield Fund valued at $763,706.

In exchange for the Strategist Tax-Free High Yield Fund shares and net assets, AXP High Yield Tax-Exempt Fund issued the following number of shares:

                      Shares           Net assets
Class A              176,304             $763,706

Strategist Tax-Free High Yield Fund's net assets at that date consisted of capital stock of $740,456 and unrealized appreciation of $23,250.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
20  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                        2001     2000    1999    1998    1997
Net asset value, beginning of period               $4.36    $4.34   $4.68   $4.64   $4.56
                                                   -----    -----   -----   -----   -----
Income from investment operations:
Net investment income (loss)                         .25      .25     .26     .26     .27
Net gains (losses) (both realized and unrealized)    .06      .02    (.34)    .04     .08
                                                     ---      ---    ----     ---     ---
Total from investment operations                     .31      .27    (.08)    .30     .35
                                                     ---      ---    ----     ---     ---
Less distributions:
Dividends from net investment income                (.26)    (.25)   (.26)   (.26)   (.27)
                                                    ----     ----    ----    ----    ----
Net asset value, end of period                     $4.41    $4.36   $4.34   $4.68   $4.64
                                                   -----    -----   -----   -----   -----
Ratios/supplemental data
Net assets, end of period (in millions)           $4,645   $4,582  $5,110  $5,722  $5,785
                                                  ------   ------  ------  ------  ------
Ratio of expenses to average daily net assets(c)    .80%     .79%    .74%    .70%    .70%
                                                    ---      ---     ---     ---     ---
Ratio of net investment income (loss)
   to average daily net assets                     5.66%    5.93%   5.73%   5.56%   5.85%
                                                   ----     ----    ----    ----    ----
Portfolio turnover rate (excluding
   short-term securities)                            37%      15%     16%     14%      4%
                                                     --       --      --      --       -
Total return(e)                                    7.09%    6.55%  (1.86%)  6.67%   7.86%
                                                   ----     ----   -----    ----    ----
Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                        2001     2000    1999    1998    1997
Net asset value, beginning of period               $4.36    $4.34   $4.68   $4.64   $4.56
                                                   -----    -----   -----   -----   -----
Income from investment operations:
Net investment income (loss)                         .22      .22     .23     .22     .23
Net gains (losses) (both realized and unrealized)    .05      .02    (.34)    .04     .08
                                                     ---      ---    ----     ---     ---
Total from investment operations                     .27      .24    (.11)    .26     .31
                                                     ---      ---    ----     ---     ---
Less distributions:
Dividends from net investment income                (.22)    (.22)   (.23)   (.22)   (.23)
                                                    ----     ----    ----    ----    ----
Net asset value, end of period                     $4.41    $4.36   $4.34   $4.68   $4.64
                                                   -----    -----   -----   -----   -----
Ratios/supplemental data
Net assets, end of period (in millions)             $324     $281    $311    $270    $190
                                                    ----     ----    ----    ----    ----
Ratio of expenses to average daily net assets(c)   1.56%    1.55%   1.50%   1.45%   1.46%
                                                   ----     ----    ----    ----    ----
Ratio of net investment income (loss)
   to average daily net assets                     4.89%    5.18%   4.99%   4.81%   5.06%
                                                   ----     ----    ----    ----    ----
Portfolio turnover rate (excluding
   short-term securities)                            37%      15%     16%     14%      4%
                                                     --       --      --      --       -
Total return(e)                                    6.28%    5.75%  (2.58%)  5.85%   7.08%
                                                   ----     ----   -----    ----    ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
21  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                        2001    2000(b)
Net asset value, beginning of period               $4.36    $4.29
                                                   -----    -----
Income from investment operations:
Net investment income (loss)                         .22      .09
Net gains (losses) (both realized and unrealized)    .05      .07
                                                     ---      ---
Total from investment operations                     .27      .16
                                                     ---      ---
Less distributions:
Dividends from net investment income                (.22)    (.09)
                                                    ----     ----
Net asset value, end of period                     $4.41    $4.36
                                                   -----    -----

Ratios/supplemental data
Net assets, end of period (in millions)              $14       $2
                                                     ---       --
Ratio of expenses to average daily net assets(c)   1.56%    1.55%(d)
                                                   ----     ----
Ratio of net investment income (loss)
   to average daily net assets                     4.93%    5.28%(d)
                                                   ----     ----
Portfolio turnover rate (excluding
   short-term securities)                            37%      15%
                                                     --       --
Total return(e)                                    6.29%    3.90%
                                                   ----     ----

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                        2001     2000    1999    1998    1997
Net asset value, beginning of period               $4.38    $4.35   $4.68   $4.64   $4.56
                                                   -----    -----   -----   -----   -----
Income from investment operations:
Net investment income (loss)                         .26      .26     .26     .26     .27
Net gains (losses) (both realized and unrealized)    .04      .03    (.33)    .04     .08
                                                     ---      ---    ----     ---     ---
Total from investment operations                     .30      .29    (.07)    .30     .35
                                                     ---      ---    ----     ---     ---
Less distributions:
Dividends from net investment income                (.26)    (.26)   (.26)   (.26)   (.27)
                                                    ----     ----    ----    ----    ----
Net asset value, end of period                     $4.42    $4.38   $4.35   $4.68   $4.64
                                                   -----    -----   -----   -----   -----

Ratios/supplemental data
Net assets, end of period (in millions)              $--       $4      $6      $7      $9
                                                     ---       --      --      --      --
Ratio of expenses to average daily net assets(c)    .64%     .64%    .64%    .62%    .61%
                                                    ---      ---     ---     ---     ---
Ratio of net investment income (loss)
   to average daily net assets                     5.66%    6.14%   5.77%   5.63%   5.88%
                                                   ----     ----    ----    ----    ----
Portfolio turnover rate (excluding
   short-term securities)                            37%      15%     16%     14%      4%
                                                     --       --      --      --       -
Total return(e)                                    6.91%    6.92%  (1.56%)  6.73%   7.96%
                                                   ----     ----   -----    ----    ----

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
22  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
TAX-FREE INCOME TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax-Free Income Trust) as of November 30, 2001, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 2001. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio as of November 30, 2001, and the results of its operations and the changes in its net assets for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Minneapolis, Minnesota

January 4, 2002

--------------------------------------------------------------------------------
23  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

Nov. 30, 2001
Assets
Investments in securities at value, (Note 1)
   (identified cost $4,676,220,715)                                      $4,904,551,221
Cash in bank on demand deposit                                                2,537,784
Accrued interest receivable                                                  94,968,685
Receivable for investment securities sold                                    26,714,711
                                                                             ----------
Total assets                                                              5,028,772,401
                                                                          -------------

Liabilities
Payable for investment securities purchased                                  42,205,711
Accrued investment management services fee                                       60,408
Other accrued expenses                                                           45,079
                                                                                 ------
Total liabilities                                                            42,311,198
                                                                             ----------
Net assets applicable to outstanding capital stock                       $4,986,461,203
                                                                         ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Statement of operations
Tax-Free High Yield Portfolio

Year ended Nov. 30, 2001
Investment income
Income:
Interest                                                                   $320,449,458
                                                                           ------------
Expenses (Note 2):
Investment management services fee                                           22,158,795
Compensation of board members                                                    22,301
Custodian fees                                                                  232,801
Audit fees                                                                       37,500
Other                                                                            58,370
                                                                                 ------
Total expenses                                                               22,509,767
   Earnings credits on cash balances (Note 2)                                   (76,515)
                                                                                -------
Total net expenses                                                           22,433,252
                                                                             ----------
Investment income (loss) -- net                                             298,016,206
                                                                            -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                   45,802,064
Net change in unrealized appreciation (depreciation) on investments          10,920,017
                                                                             ----------
Net gain (loss) on investments                                               56,722,081
                                                                             ----------
Net increase (decrease) in net assets resulting from operations            $354,738,287
                                                                           ============

Statements of changes in net assets
Tax-Free High Yield Portfolio

Year ended Nov. 30,                                                                2001                   2000
Operations
Investment income (loss) -- net                                         $   298,016,206        $   315,370,934
Net realized gain (loss) on investments                                      45,802,064             18,110,414
Net change in unrealized appreciation (depreciation) on investments          10,920,017             (1,075,252)
                                                                             ----------             ----------
Net increase (decrease) in net assets resulting from operations             354,738,287            332,406,096
                                                                            -----------            -----------
Proceeds from contributions                                               1,557,269,881          1,143,407,862
Fair value of withdrawals                                                (1,802,396,160)        (2,032,864,680)
                                                                         --------------         --------------
Net contributions (withdrawals) from partners                              (245,126,279)          (889,456,818)
                                                                           ------------           ------------
Total increase (decrease) in net assets                                     109,612,008           (557,050,722)
Net assets at beginning of year                                           4,876,849,195          5,433,899,917
                                                                          -------------          -------------
Net assets at end of year                                               $ 4,986,461,203        $ 4,876,849,195
                                                                        ===============        ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to Financial Statements

Tax-Free High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
26  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued or forward-commitment basis
Delivery and payment for securities that have been purchased by the Portfolio on a when-issued or forward-commitment basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of Nov. 30, 2001, the Portfolio has entered into outstanding when-issued or forward-commitments of $21,157,741.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Nov. 30, 2001, the Portfolio's custodian fees were reduced by $76,515 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

--------------------------------------------------------------------------------
27  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,792,561,292 and $1,782,509,924, respectively, for the year ended Nov. 30, 2001. For the same period, the portfolio turnover rate was 37%. Realized gains and losses are determined on an identified cost basis.

4. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
28  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Investments in Securities

Tax-Free High Yield Portfolio
Nov. 30, 2001
(Percentages represent value of investments compared to net assets)

Municipal bonds (94.6%)
Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Alabama (0.8%)
Camden Industrial Development Board
  Solid Waste Disposal Revenue Bonds
  MacMillan Bloedel Series 1991A A.M.T.
   04-01-19                            7.75%         $8,500,000       $8,682,495
Jefferson County Capital Improvement
  Sewer Revenue Bonds
  Series 1999A (FGIC Insured)
   02-01-33                            5.00          20,000,000       19,265,200
Mobile General Obligation Unlimited Warrants
  Series 2001 (AMBAC Insured)
   02-15-12                            4.75           1,000,000        1,021,860
Oxford Municipal Special Assessment Improvement
  Revenue Bonds Cidar Ridge Series 2001
   08-01-16                            8.50          11,870,000       11,625,003
Total                                                                 40,594,558

Alaska (0.3%)
Industrial Development & Exploration Authority
  Electric Power Revenue Bonds
  Upper Lynn Canal Regional Power
  Series 1997 A.M.T.
   01-01-18                            5.80             830,000          694,801
   01-01-32                            5.88           3,245,000        2,606,124
North Slope Borough
  General Obligation Bonds
  Zero Coupon Series 1994B
  (CGIC Insured)
   06-30-04                            7.05           7,000,000(c)     6,448,821
   06-30-05                            7.15           7,000,000(c)     6,166,370
Total                                                                 15,916,116


Arizona (1.9%)
Chandler Industrial Development Authority
  Beverly Enterprises Series 1994
   09-01-08                            7.63           2,270,000        2,278,535
Flagstaff Industrial Development Authority
  Lifecare Revenue Bonds
  Northern Arizona Senior Living
  Community Series 1998
   09-01-28                            6.20           4,950,000        4,251,308
   09-01-38                            6.30           6,165,000        5,207,082
Maricopa County Industrial Development
  Authority Education Revenue Bonds
  Horizon Community Learning Center
  Series 2000
   06-01-23                            7.95           9,750,000       10,393,402
Maricopa County Industrial Development
  Authority Multi-family Housing
  Revenue Bonds Series 1996B
   07-01-26                            7.38           2,210,000        2,551,423
Maricopa County Industrial Development
  Authority Senior Living Facilities
  Revenue Bonds Series 1997A
   04-01-27                            7.88          15,000,000       15,653,699
Maricopa County Pollution Control
  Refunding Revenue Bonds
  Palo Verde Public Service
  Series 1993A
   08-15-23                            6.38           3,500,000        3,548,440
Maricopa County School District
  Unlimited General Obligation Refunding
  Bonds Temple Elementary Series 2001
  (FSA Insured)
   07-01-12                            5.00           1,240,000        1,301,306
Navajo Industrial Development Authority
  Revenue Bonds Stone Container Corporation
  Series 1997 A.M.T.
   06-01-27                            7.20           3,000,000        2,898,330
Peoria Industrial Development Authority
  Refunding Revenue Bonds
  Sierra Winds Lifecare Community
  Series 1999A
   08-15-29                            6.38           5,700,000        5,338,392
Phoenix Civic Improvement Water System
  Junior Lien Refunding Revenue Bonds
  Series 2001 (FGIC Insured)
   07-01-12                            5.00           1,800,000        1,888,992
Phoenix Industrial Development Authority
  Refunding Revenue Bonds
  Christian Care Apartments
  Series 1995A
   01-01-26                            6.50           9,525,000        9,501,283

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
29  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Arizona (cont.)
Pima County Industrial Development Authority
  Educational Revenue Bonds
  Life School College Preparatory
  Series 2001A
   07-01-31                            8.13%         $7,355,000       $7,165,682
Pima County Industrial Development Authority
  Multi-family Housing Revenue Bonds
  Las Villas De Kino Apartments
  Series 1997 A.M.T.
   08-01-29                            6.90           6,860,000        6,800,524
Pima County Industrial Development Authority
  Multi-family Housing Revenue Bonds
  Las Villas De Kino Apartments
  Series 1998 A.M.T.
   08-01-30                            6.25           3,870,000        3,566,128
Pima County Industrial Development Authority
  Revenue Bonds LaPosada Park Centre
  Series 1996A
   05-15-27                            7.00           5,750,000        5,749,713
Scottsdale Industrial Development Authority
  Beverly Enterprises Series 1994
   09-01-08                            7.63           2,485,000        2,499,860
Tucson Water System Refunding Revenue
  Bonds Series 2002 (FGIC Insured)
   07-01-12                            5.50           1,345,000(k)     1,452,802
   07-01-13                            5.50           2,380,000(k)     2,563,141
   07-01-14                            5.50           1,500,000(k)     1,612,035
Total                                                                 96,222,077

Arkansas (0.3%)
Pope County Solid Waste Disposal
  Revenue Bonds Arkansas Power & Light
  Series 1991 A.M.T.
   01-01-21                            8.00           3,250,000        3,320,005
State Development Finance Authority
  Single Family Mortgage Revenue Bonds
  Series 2001 Inverse Floater
  (GNMA/FNMA Insured) A.M.T.
   07-01-33                           12.46           3,000,000(d)     2,847,810
Washington County District #5
  General Obligation
  Refunding Improvement Bonds
  Series 1999
   02-01-09                            7.00           7,135,000        7,163,825
Total                                                                 13,331,640

California (9.3%)
ABAG Financial Authority
  for Nonprofit Corporations
  Certificates of Participation
  International School Series 1996
   05-01-26                            7.38           8,000,000        8,554,480
Anaheim Public Financing Authority
  Lease Capital Appreciation Improvement
  Revenue Bonds Zero Coupon
  Series 1997C (FSA Insured)
   09-01-23                            5.94          25,865,000(c)     8,026,944
   09-01-26                            5.65          20,000,000(c)     5,233,800
   09-01-29                            5.95          12,800,000(c)     2,831,872
   09-01-31                            5.74          24,500,000(c)     4,862,025
   09-01-36                            5.73          10,000,000(c)     1,503,600
Contra Costa County
  Residential Rent Facility
  Multi-family Housing Revenue Bonds
  Cypress Meadows Series 1998E A.M.T.
   09-01-28                            7.00           5,000,000        4,362,300
Foothill/Eastern Transportation Corridor
  Agency Toll Road Revenue Bonds
  Series 1995A (MBIA Insured)
   01-01-35                            5.00          31,070,000       30,805,283
Fresno Health Facility
  Refunding Revenue Bonds
  Holy Cross Health System
  Series 1993A (MBIA Insured)
   12-01-13                            5.63           3,000,000        3,138,270
Health Facilities Financing Authority
  Revenue Bonds Residual Certificates
  Series 2000 Inverse Floater
   07-01-10                           14.45           3,660,000(d)     4,349,910
Irwindale Redevelopment Agency
  Subordinate Lien
  Tax Allocation Bonds
  Series 1996
   06-01-26                            7.05           5,750,000        6,235,530
Lake Elsinore Public Finance Authority
  Local Agency Revenue Bonds
  Series 1997F
   09-01-20                            7.10          11,725,000       12,541,998
Long Beach Harbor Revenue Bonds
  Series 2000A Inverse Floater
  (FGIC Insured) A.M.T.
   05-15-23                           11.11           6,000,000(d)     6,152,700

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

California (cont.)
Los Angeles International Airport
  Regional Airports Improvement Corporation
  Refunding Revenue Bonds
  Delta Airlines Series 1996
   11-01-25                            6.35%        $13,000,000      $11,193,260
Los Angeles International Airport
  Regional Airports Improvement Corporation
  Refunding Revenue Bonds
  United Airlines Series 1984
   11-15-21                            8.80          11,650,000       10,269,592
Los Angeles Unified School District
  Government Obligations Bonds
  Series 2000 Inverse Floater
  (FGIC Insured)
   07-01-18                           11.99           4,000,000(d)     4,771,280
Los Angeles Water & Power Electric Plant
  Pre-refunded Revenue Bonds Series 1992
   02-01-20                            6.38           3,200,000        3,287,648
Los Angeles Water & Power Electric Plant
  Refunding Revenue Bonds Series 1992
   02-01-20                            6.38           6,800,000        6,986,048
Los Angeles Water & Power Electric Plant
  Refunding Revenue Bonds Series 2001
  Inverse Floater (FSA Insured)
   07-01-21                           11.06          10,000,000(d)    10,719,700
Millbrae Residential Facility
  Revenue Bonds Magnolia of Millbrae
  Series 1997A A.M.T.
   09-01-27                            7.38           2,500,000        2,591,600
Northern California Power Agency
  Geothermal #3 Revenue Bonds
  Series 1987A
   07-01-09                            5.00          49,635,000       52,357,788
Novato Community Facility District #1
  Vintage Oaks Public Improvement
  Special Tax Refunding Bonds
  Series 1994
   08-01-21                            7.25           5,000,000        5,279,400
Orange County Special Tax
  Community Facilities Pre-refunded Bonds
  Aliso Veijo District 88-1
  Series 1992A
   08-15-18                            7.35           6,000,000        6,345,000
Pleasanton Joint Powers Financing Authority
  Reassessment Revenue Bonds
  Series 1993A
   09-02-12                            6.15           4,350,000        4,565,064
Port of Oakland Revenue Bonds
   Inverse Floater Series 2000A
   (FGIC Insured) A.M.T.
   11-01-15                           12.27           2,650,000(d)     3,010,241
Port of Oakland Revenue Bonds
   Inverse Floater Series 2000B
   (FGIC Insured) A.M.T.
   11-01-16                           12.26           2,400,000(d)     2,695,488
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Series 1995
   07-01-21                            6.50           8,000,000        9,168,640
Sacramento Power Authority Cogeneration
  Revenue Bonds Campbell Soup
  Series 1995
   07-01-22                            6.00          25,000,000       26,172,999
San Diego Unified School District
  General Obligation Bonds Series 2000B
  Inverse Floater (MBIA Insured)
   07-01-20                           10.80           3,820,000(d)     3,995,529
   07-01-21                           10.83           2,230,000(d)     2,316,792
   07-01-22                           10.84           1,640,000(d)     1,698,089
San Francisco City & County Airport Commission
  International Airport Revenue Bonds
  Series 2000A Inverse Floater A.M.T.
   05-01-14                           12.08           1,300,000(d)     1,492,348
San Francisco City & County Airport Commission
  International Airport Revenue Bonds
  Series 2000B Inverse Floater A.M.T.
   05-01-15                           12.08           1,380,000(d)     1,566,383
San Francisco City & County Airport Commission
  International Airport Revenue Bonds
  Series 2000C Inverse Floater A.M.T.
   05-01-16                           12.39           1,465,000(d)     1,671,126
San Francisco City & County Airports Commission
  International Airport Revenue Bonds
  Residual Certificates 2nd Series 2000
  Inverse Floater (FGIC Insured) A.M.T.
   05-01-22                           12.48           4,700,000(d)     4,821,636

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
31  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

California (cont.)
San Joaquin Hills
  Transportation Corridor Agency
  Capital Appreciation Toll Road
  Refunding Revenue Bonds
  Zero Coupon Series 1997A
  (MBIA Insured)
   01-15-24                            5.62%         $9,000,000(c)    $2,721,240
   01-15-25                            5.30          43,510,000(c)    12,435,158
   01-15-26                            5.64          30,000,000(c)     8,103,000
   01-15-27                            5.58           6,670,000(c)     1,705,986
   01-15-32                            5.38          21,500,000(c)     4,169,065
San Joaquin Hills
  Transportation Corridor Agency
  Senior Lien Toll Road Revenue Bonds
  Zero Coupon Series 1993 Escrowed to Maturity
   01-01-17                            5.35          19,860,000(c)     9,331,221
Sierra Unified School District Fresno County
  Certificate of Participation Capital Funding
  Refunding Bonds Series 1993
   03-01-18                            6.13           6,470,000        6,666,494
South Placer Waste Water Authority
  Water & Sewer Revenue Bonds
  Series 2000A Inverse Floater (FGIC Insured)
   11-01-23                            5.31          11,055,000(d)    11,854,719
South Tahoe Joint Powers
  Financing Authority
  Refunding Revenue Bonds
  South Tahoe Area #1 Series 1995B
   10-01-28                            6.00           4,400,000        4,462,172
State Unlimited General Obligation Bonds
  Residual Certificates Series 1999
  Inverse Floater (MBIA Insured)
   12-01-16                           13.98           5,410,000(d)     6,920,202
State Unlimited General Obligation Bonds
  Series 2000
   12-01-23                            5.25          20,725,000       20,962,094
   12-01-24                            5.25          10,750,000       10,849,760
State Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (MBIA Insured)
   12-01-21                           10.96           8,300,000(d)     8,823,564
Statewide Communities Development Authority
  Certificates of Participation Series 1993
  (AMBAC Insured)
   10-01-11                            5.60          44,800,000       49,808,639
Statewide Communities Development Authority
  Revenue Bonds Thomas Jefferson School of Law
  Series 2001
   10-01-31                            7.75           3,500,000        3,459,330
Ukiah Unified School District
  Mendocino County
  Certificates of Participation
  Series 1993A
   09-01-10                            6.00           5,000,000        5,223,650
University of California Refunding Revenue Bonds
  Residual Certificates Series 1997E Inverse Floater
  (MBIA Insured)
   09-01-22                           12.74           3,300,000(d)     3,407,250
West Sacramento Financing Authority
  Special Tax Revenue Bonds
  Series 1999F
   09-01-29                            6.10           9,500,000        9,304,870
Western Hills Water District Special Tax Bonds
  Diablo Grande Community Facilities Series 2001
   09-01-31                            6.88           7,000,000        6,921,180
Total                                                                462,703,957

Colorado (6.4%)
Arapahoe County Industrial Development
  Refunding Revenue Bonds
  Dillion Real Estate Series 1984
   04-01-09                            8.00           4,000,000        4,150,200
Arapahoe County Public Highway Authority
  Capital Improvement Trust Fund
  E-470 Highway
  Pre-refunded Revenue Bonds
  Series 1986
   08-31-26                            7.00          22,000,000       25,516,480
Aurora Centretech Metropolitan District
  Pre-refunded Revenue Bonds Series 1993B
   12-01-23                           10.53           5,699,785        8,161,465
Bowles Metropolitan District
  Pre-refunded General Obligation Bonds
  Series 1995
   12-01-15                            7.75          14,500,000       16,757,795
Dawson Ridge Metropolitan District
  Refunding Revenue Bonds
  Zero Coupon Series 1992B
  Escrowed to Maturity
   10-01-22                            5.21          40,000,000(c)    10,570,800
Denver City & County Airport
  Pre-refunded Revenue Bonds
  Series 1992A
   11-15-25                            7.25          20,975,000       22,423,743

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
32  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Colorado (cont.)
Denver City & County Airport
  Pre-refunded Revenue Bonds
  Series 1992B A.M.T.
   11-15-23                            7.25%         $4,185,000       $4,465,437
Denver City & County Airport
  Pre-refunded Revenue Bonds
  Series 1994A A.M.T.
   11-15-23                            7.50           3,345,000        3,826,178
Denver City & County Airport
  Revenue Bonds Series 1992A
   11-15-12                            7.50           5,000,000        5,356,150
Denver City & County Airport
  Un-refunded Revenue Bonds
  Series 1992B A.M.T.
   11-15-23                            7.25          16,315,000       17,178,064
Denver City & County Airport
  Un-refunded Revenue Bonds
  Series 1994A A.M.T.
   11-15-23                            7.50          15,995,000       17,759,888
Denver City & County Excise
  Tax Revenue Bonds
  Colorado Convention Center
  Series 2001A (FSA Insured)
   09-01-12                            5.00           5,000,000        5,214,100
Denver City & County GVR
  Metropolitan District General
  Obligation Refunding Bonds
  Series 1991
   12-01-06                            8.00           1,385,000        1,655,421
Denver City & County GVR
  Metropolitan District General
  Obligation Refunding Bonds
  Series 1995B
   12-01-06                           11.00             730,000          968,987
Denver Special Facility Airport
  Revenue Bonds United Air Lines
  Series 1992A A.M.T.
   10-01-32                            6.88          25,400,000       16,838,422
Denver Urban Renewal Authority
  Tax Increment Revenue Bonds
  Downtown Denver Redevelopment
  Adams Mark Hotel Series 1989A A.M.T.
   09-01-15                            8.00          14,715,000       16,057,302
   09-01-16                            8.00           1,785,000        1,947,828
   09-01-17                            8.00           1,930,000        2,106,055
Denver Urban Renewal Authority
  Tax Increment Revenue Bonds
  South Broadway Montgomery Ward
  Urban Renewal Series 1992
   05-01-16                            8.50          12,710,000       13,467,262
Denver West Metropolitan District
  General Obligation
  Refunding Improvement Bonds
  Series 1995
   12-01-14                            7.00           4,230,000        4,512,733
Denver West Metropolitan District
  General Obligation Bonds
  Series 1996
   06-01-16                            6.50           2,560,000        2,699,341
E-470 Public Highway Authority
  Revenue Bonds Capital Appreciation
  Zero Coupon Series 2000B
  (MBIA Insured)
   09-01-22                            5.54          11,900,000(c)     3,898,678
Eagle Bend Metropolitan District #2
  Limited General Obligation Bonds
  Series 1999
   12-01-18                            6.88           7,080,000        7,280,860
Educational & Cultural Facilities Authority
  Revenue Bonds Boulder County Day School
  Series 1999
   09-01-24                            6.75           4,555,000        4,650,518
Hotchkiss Industrial Development
  Revenue Bonds
  Dillion Real Estate
  Series 1984
   09-01-09                            8.00           1,500,000        1,556,325
Lincoln Park Metropolitan District
  General Obligation Bonds Series 2001
   12-01-26                            7.75           4,000,000        4,043,560
Loveland Special Improvement
  District # 1 Special Assessment Bonds
  Series 2000
   07-01-29                            7.50           6,640,000        6,711,181
Lowry Economic Redevelopment Authority
  Revenue Bonds Series 1996
   12-01-10                            7.80          16,600,000       18,464,678
Lowry Economic Redevelopment Authority
  Series 1998A
   12-01-10                            7.30           3,200,000        3,490,400

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
33  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Colorado (cont.)
Saddle Rock Metropolitan District
  Limited Tax General Obligation Bonds
  Series 1997
   12-01-16                            7.63%         $4,960,000       $5,168,816
State Educational & Cultural Facilities Authority
  Revenue Bonds Charter School - Frontier Academy
  Series 2001
   06-01-31                            7.38           1,775,000        1,738,471
State Health Facilities Authority
  Retirement Facilities Revenue Bonds
  Liberty Heights Zero Coupon
  Escrowed to Maturity Series 1991
   07-15-22                            7.50          81,465,000(c)    22,084,347
State Health Facility Authority
  Hospital Improvement
  Refunding Revenue Bonds
  Parkview Episcopal Medical Center
  Series 1995
   09-01-25                            6.13           4,000,000        4,027,440
Superior Metropolitan District #1
  Water & Sewer Refunding & Improvement
  Pre-refunded Bonds
  Series 1994
  12-01-13                             8.50           9,450,000       11,044,971
Superior Metropolitan District #2
  Pre-refunded Bonds
  Series 1994B
   12-01-13                            8.25           2,455,000        2,829,265
Thornton Industrial Development
  Revenue Bonds
  Dillion Real Estate
  Series 1984
   09-01-09                            8.00           4,500,000        4,656,240
Trailmark Metropolitan District
  General Obligation Bonds
  Series 1999B
   12-01-18                            5.80           4,690,000        4,396,359
Tri-Pointe Commercial Metropolitan
  District Limited General Obligation Bonds
  Series 2000
   12-01-19                            7.75           9,220,000        9,471,429
Westminster Industrial Development
  Revenue Bonds Dillion Real Estate
  Series 1984
   04-01-09                            8.00           3,500,000        3,631,425
Total                                                                320,778,614

Connecticut (0.7%)
State Housing Finance Authority
  Revenue Bonds Series 2001
  Inverse Floater (AMBAC Insured) A.M.T.
   05-15-21                           13.01           2,530,000(d)     2,549,279
   11-15-31                           13.28           6,900,000(d)     6,988,596
State Housing Finance Authority
  Revenue Bonds Series 2001
  Inverse Floater A.M.T.
   05-15-33                           12.99           6,660,000(d)     6,175,685
State Unlimited General Obligation Bonds
  Series 2001D
   11-15-15                            5.13           2,500,000        2,598,000
State Unlimited General Obligation Bonds
  Series 2001E
   11-15-14                            5.13          10,165,000       10,646,109
   11-15-15                            5.13           6,875,000        7,144,500
Total                                                                 36,102,169

District of Columbia (0.4%)
Metropolitan Washington D.C. Airport Authority
  Revenue Bonds Series 2001
  Inverse Floater (MBIA Insured) A.M.T.
   10-01-27                           11.14           5,520,000(d)     5,716,954
Washington D.C. Convention Center
  Authority Dedicated Tax Revenue Bonds
  Senior Lien Series 1998 (AMBAC Insured)
   10-01-28                            4.75          16,250,000       14,918,150
Total                                                                 20,635,104

Florida (5.3%)
Arbor Greene Community Development District
  Special Assessment Revenue Bonds
  Series 1996
   05-01-18                            7.60           4,590,000        4,887,203
Bonita Springs Vasari Community Development District
  Capital Improvement Revenue Bonds Series 2001B
   05-01-09                            6.20           5,000,000        4,964,550
   05-01-32                            6.95           3,775,000        3,751,067
Brooks of Bonita Springs Community
  Development District Special Assessment
  District Capital Improvement Revenue Bonds
  Series 1998A
   05-01-19                            6.20           7,800,000        7,791,264
Championsgate Community Development District
  Capital Improvement Revenue Bonds
  Series 1998A
   05-01-20                            6.25           2,840,000        2,632,254

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
34  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Florida (cont.)
Championsgate Community Development District
  Capital Improvement Revenue Bonds
  Series 1998B
   05-01-05                            5.70%         $1,405,000       $1,373,458
Charlotte County Development Authority
  1st Mortgage Refunding Revenue Bonds
  Royal Palm Retirement Center Series 1991
   03-01-14                            9.50           3,570,000        3,682,883
Crossings at Fleming Island
  Community Development District
  Special Assessment Bonds
  Series 1995
   05-01-16                            8.25           9,345,000       10,871,599
Crossings at Fleming Island
  Community Development District
  Utility Revenue Bonds Series 1994
   10-01-19                            7.38          12,265,000       12,908,177
Crossings at Fleming Island
  Community Development District
  Utility Revenue Bonds Series 1999
   10-01-25                            6.75           6,000,000        6,146,460
Grand Haven Community Development District
  Special Assessment Bonds Flagler County
  Series 1997A
   05-01-02                            6.30           2,600,000        2,604,056
Grand Haven Community Development District
  Special Assessment Revenue Bonds
  Series 1997B
   05-01-19                            6.90             950,000          967,604
Harbor Bay Community Development District
  Capital Improvement Revenue Bonds
  Series 2001B
   05-01-10                            6.35           9,500,000        9,438,345
Heritage Harbor Community Development District
  Special Assessment Revenue Bonds
  Series 1997B
   05-01-03                            6.00             735,000          736,044
Heritage Palms Community Development District
  Capital Improvement Revenue Bonds
  Series 1998
   11-01-03                            5.40           1,660,000        1,651,285
Hillsborough County Housing Finance Authority
  Multi-family Housing Revenue Bonds
  Park Springs Apartments Series 1999
  V.R. A.M.T.
   07-01-39                            6.50           9,300,000(i)     8,259,702
Jacksonville Sales Tax Refunding
  Revenue Bonds Series 2001 (FGIC Insured)
   10-01-11                            5.50           5,000,000        5,481,000
Lakewood Ranch Community Development
  District #1 Manatec County Benefit
  Special Assessment Bonds
  Series 1998
   05-01-17                            7.30             825,000          845,213
Lakewood Ranch Community Development
  District #1 Special Assessment Bonds
  Series 1994
   05-01-14                            8.25           1,960,000        2,071,779
Lakewood Ranch Community Development
  District #5 Special Assessment Revenue Bonds
  Series 2001A
   05-01-31                            6.70             930,000          921,667
Lakewood Ranch Community Development
  District #5 Special Assessment Revenue Bonds
  Series 2001B
   05-01-11                            6.00           1,485,000        1,462,918
Miami Health Facility Authorization
  Revenue Bonds Series 1994 (AMBAC Insured)
   08-15-15                            5.11           7,000,000        7,116,060
North Springs Improvement
  Special Assessment District
  Revenue Bonds Heron Bay
  Series 1997
   05-01-19                            7.00           2,850,000        2,982,839
North Springs Improvement
  Special Assessment District
  Revenue Bonds Parkland Isles
  Series 1997B
   05-01-05                            6.25             100,000          100,481
Orange County Housing Finance Authority
  Multi-family Housing Revenue Bonds
  Dunwoodie Apartments Series 1999E A.M.T.
   07-01-35                            6.50           6,020,000        5,602,934
Palm Beach County Housing Finance Authority
  Multi-family Revenue Bonds Lake Delray
  Series 1999A A.M.T.
   01-01-31                            6.40          14,000,000       13,075,860
Parklands West Community Development District
  Special Assessment Revenue Bonds Series 2001A
   05-01-32                            6.90           2,180,000        2,163,388
Parklands West Community Development District
  Special Assessment Revenue Bonds Series 2001B
   05-01-06                            6.00           1,995,000        1,980,417

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
35  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Florida (cont.)
Polk County Industrial Development Authority
  1st Mortgage Refunding Revenue Bonds
  Spring Haven II Series 1992
   12-01-14                            8.75%         $5,340,000       $5,533,308
Port Everglades Authority
  Revenue Bonds
  Series 1989A (FSA Insured)
   09-01-16                            5.00          18,635,000       18,634,441
Riverwood Community Development District
  Charlotte County Special Assessment
  Revenue Bonds Series 1992A
   05-01-12                            8.50           4,540,000        4,662,171
Riverwood Community Development District
  Charlotte County Special Assessment
  Revenue Bonds Series 1992B
   05-01-12                            8.50             340,000          347,256
State Board of Education Capital Outlay
  Unlimited General Obligation Refunding Bonds
  Series 2002D
   06-01-11                            5.00           7,295,000(k)     7,617,293
   06-01-12                            5.00           7,295,000(k)     7,567,906
State Department of Environmental Protection
  Preservation Refunding Revenue Bonds
  Series 2001A (FSA Insured)
   07-01-12                            5.50          21,645,000       23,641,750
   07-01-13                            5.50          21,920,000       23,922,829
State Division of Bond Finance
  Refunding Revenue Bonds
  Series 1997B (AMBAC Insured)
   07-01-12                            6.00           2,500,000        2,833,250
State Housing Finance
  Revenue Bonds Westbrook Apartments
  Series 1998U-1 A.M.T.
   01-01-39                            6.45           4,880,000        4,595,008
Sumter County Industrial Development Authority
  Industrial Development Revenue Bonds
  Little Sumter Utility Company Series 1997 A.M.T.
   10-01-27                            7.25           4,000,000        3,809,120
Sumter County Industrial Development Authority
  Industrial Development Water & Sewer
  Revenue Bonds Little Sumter Utility Company
  Series 1998 A.M.T.
   10-01-27                            6.75           2,835,000        2,604,855
Sumter County Village Community Development
  District #1 Capital Improvement Revenue Bonds
  Series 1992
   05-01-12                            8.40             350,000          360,000
Tampa Bay Utility Water System
  Refunding & Improvement Revenue Bonds
  Series 2001A (FGIC Insured)
   10-01-12                            4.50           8,690,000        8,737,621
Village Center Community Development District
  Sub Recreational Revenue Bonds
  Series 1998C
   01-01-19                            7.38           2,495,000        2,486,367
Village Center Community District Recreational
  Revenue Bonds Series 1996B
   01-01-17                            8.25           2,530,000        2,678,056
Village Community Development District #2
  Special Assessment District Revenue Bonds
  Series 1996
   05-01-17                            7.63           3,650,000        3,866,080
Volusia County Industrial Development Authority
  1st Mortgage Refunding Revenue Bonds
  Series 1996
   11-01-26                            7.63          10,925,000       13,024,894
Waterchase Community Development District
  Capital Improvement Revenue Bonds Series 2001B
   05-01-08                            5.90           1,500,000        1,488,870
Total                                                                264,881,582

Georgia (1.6%)
Americus-Sumter County Hospital Authority
  Refunding Revenue Bonds South Georgia
  Methodist Home for the Aging Obligated Group
  Magnolia Manor Series 1999A
   05-15-29                            6.38           5,500,000        4,947,855
Atlanta Airport
  Revenue Bonds Residual Certificates
  Series 2000 Inverse Floater (FGIC Insured)
   01-01-21                           13.00           5,600,000(d)     6,036,688
Atlanta Airport
  Revenue Bonds Residual Certificates
  Series 2000 Inverse Floater (FGIC Insured)
  A.M.T.
   01-01-18                           14.41           3,720,000(d)     4,444,842
Colquitt County Development Authority
  Revenue Bonds
  Zero Coupon Escrowed to Maturity
  Series 1991
   12-01-21                            6.87          46,350,000(c)    12,918,672

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
36  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Georgia (cont.)
Fulco Hospital Authority
  Revenue Anticipation Certificates
  Georgia Baptist Health Care Systems
  Series 1992A
   09-01-22                            6.38%        $20,300,000      $21,341,999
Rockdale County Development Authority
  Solid Waste Disposal Revenue Bonds
  Visy Paper Series 1993 A.M.T.
   01-01-26                            7.50          10,000,000       10,133,500
Savannah Economic Development Authority
  1st Mortgage Revenue Bonds
  Zero Coupon Series 1991A
   12-01-21                            5.40          13,730,000(c)     3,826,826
Savannah Economic Development Authority
  Revenue Bonds Zero Coupon
  Series 1991C Escrowed to Maturity
   12-01-21                            6.87          64,220,000(c)    17,899,398
Total                                                                 81,549,780

Hawaii (0.9%)
City & County of Honolulu
  Refunding & Improvement
  General Obligation Bonds
  Series 1993 Inverse Floater
   09-07-06                            8.52          10,000,000(d)    11,250,000
   09-11-08                            8.82          10,000,000(d)    11,400,000
State Airports Systems Refunding
  Revenue Bonds Series 2001 Inverse Floater
  (FGIC Insured) A.M.T.
   07-01-18                           11.51           9,600,000(d)    10,249,920
State Department Budget & Finance
  Special Purpose Revenue Bonds
  Series 2000 Inverse Floater A.M.T.
   07-01-20                           11.65          10,800,000(d)    11,789,064
Total                                                                 44,688,984

Illinois (6.9%)
Bradley Kankakee County Tax Increment
  Refunding Revenue Bonds Series 1993
  12-01-12                             8.40           4,860,000        5,387,942
Broadview Cook County Senior Lien Tax Increment
  Revenue Bonds Series 1993
   07-01-13                            8.25          10,170,000       11,413,588
Carol Stream County Tax Increment
  Revenue Bonds Series 1997
   01-01-17                            7.88           4,560,000        4,897,440
Chicago Board of Education School Reform
  Unlimited General Obligation Bonds
  Capital Appreciation Zero Coupon
  Series 1998B-1 (FGIC Insured)
   12-01-29                            5.20          25,000,000(c)     5,350,500
Chicago Board of Education School Reform
  Unlimited Tax General Obligation Refunding Bonds
  Zero Coupon Series 1999A (FGIC Insured)
   12-01-28                            5.30          31,500,000(c)     7,126,875
Chicago Capital Appreciation
  Unlimited General Obligation Bonds
  City Colleges Zero Coupon Series 1999
  (FGIC Insured)
   01-01-17                            5.24          11,500,000(c)     5,246,760
   01-01-19                            5.90          14,000,000(c)     5,642,420
   01-01-36                            6.26          32,670,000(c)     4,988,709
Chicago General Obligation Bonds
  Series 1992A (AMBAC Insured)
   01-01-22                            5.88          17,850,000       18,265,726
Chicago O'Hare International Airport
  General Airport Revenue Bonds
  Series 1990A A.M.T.
   01-01-16                            7.50          10,865,000       10,921,607
   01-01-18                            6.00          29,000,000       29,006,089
Chicago O'Hare International Airport
  2nd Lien Passenger Facility Revenue Bonds
  Series 2001C (AMBAC Insured) A.M.T.
   01-01-11                            5.25           3,260,000        3,381,435
Chicago O'Hare International Airport Revenue Bonds
  Series 2001A Inverse Floater
  (AMBAC Insured) A.M.T.
   07-01-09                           11.51           4,760,000(d)     5,034,081
Chicago O'Hare International Airport Revenue Bonds
  Series 2001C (AMBAC Insured) A.M.T.
   01-01-10                            5.25           3,095,000        3,208,277
Chicago Wastewater Transmission
  Revenue Bonds
  Series 1994 (MBIA Insured)
   01-01-24                            6.38          22,500,000       25,011,899
Cook County Bedford Park
  Senior Lien Tax Increment
  Revenue Bonds Mark IV
  Series 1992
   03-01-12                            9.75           1,585,000        1,638,525

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
37  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Illinois (cont.)
Cook County Bedford Park
  Senior Lien Tax Increment
  Revenue Bonds Series 1997
   01-01-06                            7.00%           $785,000         $810,724
   01-01-12                            7.38           1,700,000        1,779,730
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Central Illinois
  Public Service Series 1993B-2
   06-01-28                            5.90           2,500,000        2,561,475
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Commonwealth Edison
  Series 1994
   01-15-14                            5.85           4,500,000        4,978,305
Educational Facilities Authority
  Refunding Revenue Bonds
  Lewis University Series 1996
   10-01-26                            6.13           8,780,000        8,891,418
Educational Facilities Authority
  Regular Linked Revenue Bonds
  Loyola University of Chicago
  Series 1993 (FGIC Insured)
   07-01-12                            5.75          12,000,000       12,658,200
Granite City Madison County Hospital
  Refunding Revenue Bonds St. Elizabeth
  Medical Center Series 1989A
   06-01-08                            8.13           2,435,000        1,828,393
Health Facilities Authority
  Pre-refunded Revenue Bonds
  South Suburban Hospital
  Series 1992
   02-15-09                            7.00           1,580,000        1,627,479
   02-15-18                            7.00           1,975,000        2,034,349
Health Facilities Authority
  Refunding Revenue Bonds
  Morris Hospital Series 1993
   12-01-23                            6.13           3,005,000        2,978,135
Health Facilities Authority
  Revenue Bonds
  Sarah Bush Lincoln Health Center
  Series 1992
   05-15-12                            7.25           1,890,000        1,972,517
   05-15-22                            7.25           2,000,000        2,087,320
Health Facilities Authority
  Revenue Bonds
  South Suburban Hospital
  Series 1992
   02-15-09                            7.00           2,420,000        2,735,011
   02-15-18                            7.00           3,025,000        3,631,331
Hodgkins General Tax Increment Bonds
  Series 1995A
   12-01-13                            7.63           9,000,000        9,576,270
Hodgkins Tax Increment
  Pre-refunded Unlimited General
  Obligation Bonds Series 1991
   12-01-09                            9.50           7,200,000        7,489,440
Hodgkins Tax Increment
  Un-refunded Unlimited General
  Obligation Bonds Series 1991
   12-01-09                            9.50             800,000          849,536
Huntley Special Tax Bonds
  Series 1998
   02-01-25                            6.75           2,445,000        2,450,770
Huntley Special Tax Bonds
  Series 1999
   03-01-28                            6.30           2,305,000        2,205,170
Lake County Antioch Community School District
  Unlimited General Obligation Bonds
  Capital Appreciation Zero Coupon
  Series 2000B (FGIC Insured)
   12-01-17                            5.31           7,170,000(c)     3,114,003
   12-01-18                            5.36          13,115,000(c)     5,331,700
   12-01-20                            5.89           8,105,000(c)     2,928,742
Lake County Lake Zurich United School District
  Unlimited General Obligation Bonds
  Capital Appreciation Zero Coupon
  Series 2000 (FGIC Insured)
   12-01-17                            5.57           1,350,000(c)       585,414
   12-01-19                            5.67           4,785,000(c)     1,831,554
Lake County Lake Zurich United School District
  Unlimited General Obligation Bonds
  Capital Appreciation Zero Coupon
  Series 2000B (FGIC Insured)
   12-01-20                            5.45           4,785,000(c)     1,727,768
Lakemoor Special Tax Revenue Bonds
  Series 1997
   03-01-27                            7.80           8,955,000        9,454,420
Lansing Tax Increment
  Refunding Revenue Bonds
  Landings Redevelopment Area
  Limited Sales Tax Pledge
  Series 1992
   12-01-08                            7.00          10,000,000       10,447,600
Marion General Obligation Hospital Alternate
  Source Revenue Bonds Series 1991
   12-01-16                            7.50           3,800,000        3,876,570

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
38  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Illinois (cont.)
McHenry & Kane Counties
  Consolidated School District
  Unlimited General Obligation Bonds
  Capital Appreciation Zero Coupon
  Series 2000 (FGIC Insured)
   01-01-17                            5.34%         $4,500,000(c)    $2,047,050
   01-01-18                            5.39           3,925,000(c)     1,673,542
   01-01-19                            5.44           5,050,000(c)     2,028,535
   01-01-20                            5.66           4,000,000(c)     1,516,000
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Capital Appreciation
  Refunding Revenue Bonds McCormick
  Zero Coupon Series 1994 (MBIA Insured)
   06-15-19                            5.76           7,510,000(c)     2,954,284
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Capital Appreciation
  Refunding Revenue Bonds McCormick
  Zero Coupon Series 1996A (MBIA Insured)
   12-15-17                            5.64           6,000,000(c)     2,604,660
   12-15-19                            5.76           6,400,000(c)     2,451,584
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Refunding Revenue Bonds
  McCormick Zero Coupon Series 1994
  (MBIA Insured)
   06-15-17                            6.61          11,210,000(c)     4,994,616
Metropolitan Pier & Exposition Authority
  Sales Tax & Miscellaneous Tax Revenue
  Capital Appreciation Refunding Bonds
  Zero Coupon Series 1996A (MBIA Insured)
   12-15-22                            6.19          16,225,000(c)     5,191,027
Schaumburg Special Assessment District
  Revenue Bonds Woodfield Road
  Series 1998
   12-01-28                            6.75           3,360,000        3,235,109
State Development Finance Authority
  Pollution Control Refunding Revenue Bonds
  Illinois Power Series 1991A
   07-01-21                            7.38          19,250,000       21,693,787
State Development Finance Authority
  Regency Park Retirement Housing
  Revenue Bonds Zero Coupon
  Series 1991B Escrowed to Maturity
   07-15-25                            5.49          10,000,000(c)     2,211,500
State Development Finance Authority
  Retirement Housing Revenue Bonds
  Zero Coupon Series 1990
  Escrowed to Maturity
   04-15-20                            7.75          68,000,000(c)    21,028,999
State Development Finance Authority
  Un-refunded Revenue Bonds
  Series 1996B (FSA Insured)
   09-01-31                            6.40             885,000          946,322
Tinley Park Cook & Will Counties
  Limited Sales Tax Revenue Bonds
  Series 1988
   11-01-99                           10.25             895,000(b,j)          --
Tinley Park Cook & Will Counties
  Unlimited Ad Valorem
  Tax Bonds of Special Service
  Series 1988
   12-01-01                           10.65             100,000          100,008
   12-01-02                           10.65             110,000          111,975
   12-01-03                           10.65             120,000          122,450
   12-01-04                           10.65             135,000          138,042
   12-01-05                           10.65             150,000          153,467
   12-01-06                           10.65             165,000          168,993
   12-01-07                           10.65             185,000          189,862
Village of Gilberts Special Service Area
  Special Tax Improvement Bonds
  Big Timber Series 2001
   03-01-30                            7.88           7,560,000        7,888,406
Total                                                                342,415,435

Indiana (1.7%)
Carmel Retirement Rental Housing
  Refunding Revenue Bonds
  Beverly Enterprises Series 1992
   12-01-08                            8.75           5,555,000        5,800,531
East Chicago Elementary School Building
  Lake County 1st Mortgage Refunding Bonds
  Series 1996
   01-05-16                            6.25           8,000,000        9,008,000
Health Facility Authority Hospital Revenue Bonds
  Community Hospital of Anderson Series 1993
   01-01-23                            6.00           5,000,000        5,033,200
Health Facility Authority Hospital Revenue Bonds
  Union Hospital Series 1993 (MBIA Insured)
   09-01-18                            5.13          10,000,000        9,927,000
Marion County Hospital Authority Refunding
  Revenue Bonds Methodist Hospital
  Series 1989 (MBIA Insured)
   09-01-13                            6.50           4,115,000        4,213,307

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
39  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Indiana (cont.)
Rockport Pollution Control
  Refunding Revenue Bonds
  Indiana Michigan Electric
  Series 1991B
   03-01-16                            7.60%         $5,500,000       $5,620,450
St. Joseph County Hospital Facility
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980
   06-01-10                            9.40           1,570,000        1,913,029
State Housing Finance Authority Single Family
  Mortgage Revenue Bonds Series 2001
  Inverse Floater A.M.T.
   07-01-33                           13.24           3,660,000(d)     3,695,136
Vincennes Economic Development
  Improvement Refunding Revenue Bonds
  Southwest Regional Youth Facilities
  Series 1999
   01-01-24                            6.25          23,995,000       21,178,708
Vincennes Economic Development
  Revenue Bonds Southwest Indiana
  Regional Youth Village Facility Series 1994
   01-01-24                            8.50          16,135,000       17,187,002
Total                                                                 83,576,363

Iowa (0.8%)
Keokuk Hospital Facilities
  Refunding Revenue Bonds
  Keokuk Area Hospital Series 1991
   12-01-21                            7.63           5,350,000        5,457,803
Muscatine Electric
  Refunding Revenue Bonds
  Series 1986
   01-01-05                            6.00          10,845,000       10,892,718
   01-01-06                            6.00          11,330,000       11,379,851
   01-01-07                            5.00           2,250,000        2,251,778
   01-01-08                            5.00           5,100,000        5,103,162
State Finance Authority Single Family Revenue Bonds
  Series 2001C Inverse Floater (GMAC/FNMA Insured)
  A.M.T.
   01-01-07                           13.09           5,100,000(d)     5,164,260
Total                                                                 40,249,572

Kansas (0.2%)
Olathe Senior Living Facilities
  Lease Revenue Bonds Aberdeen Village
  Series 2000A
   05-15-30                            8.00           2,500,000        2,543,200
State Development Finance Authority
  Multi-family Revenue Bonds
  Tiffany Gardens Apartments
  Series 1999M A.M.T.
   09-01-29                            6.75           5,100,000        4,878,150
Wyandotte County Kansas City Multi-family
  Housing Revenue Bonds Park Victoria
  Apartments Series 1998 A.M.T.
   08-01-28                            6.25           4,855,000        4,417,273
Total                                                                 11,838,623

Kentucky (0.6%)
Development Finance Authority Hospital Facility
  Revenue Bonds St. Luke Hospital Series 1989B
   10-01-19                            6.00          22,695,000       22,713,383
Muhlenberg County Hospital
  Refunding Revenue Bonds
  Muhlenberg Community Hospital
  Series 1996
   07-01-10                            6.75           7,405,000        7,277,042
Total                                                                 29,990,425

Louisiana (1.8%)
Calcasieu Parish Industrial Development
  Pollution Control Refunding Revenue Bonds
  Gulf State Utilities
  Series 1992
   10-01-12                            6.75          10,500,000       10,779,510
Hodge Village Combined Utility System
  Revenue Bonds Stone Container
  Series 1990 A.M.T.
   03-01-10                            9.00          20,800,000       20,888,192
Local Government Environment Facilities &
  Community Development Authority
  Healthcare Facilities Refunding Revenue Bonds
  St. James Place Series 1999A
   11-01-29                            8.00          10,000,000       10,379,900
New Orleans Audubon Park Commission Aquarium
  Revenue Bonds Series 1992A
   04-01-12                            8.00           6,465,000        6,719,850
Public Facilities Authority Revenue Bonds
  Glen Retirement Systems Series 1995A
   12-01-15                            6.50           1,000,000        1,002,450
   12-01-25                            6.70           1,500,000        1,503,660
Southern Louisiana Port Commission Terminal
  Refunding Revenue Bonds GATX Terminal
  Series 1993
   03-01-23                            7.00          13,180,000       13,572,369

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
40  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Louisiana (cont.)
St. Charles Parish Pollution Control
  Revenue Bonds Louisiana Power & Light
  Series 1991 A.M.T.
   06-01-21                            7.50%        $20,700,000      $21,159,333
West Feliciana Parish Demand
  Pollution Control Revenue Bonds
  Gulf State Utilities Series 1990
   05-01-15                            9.00           6,000,000        6,167,700
Total                                                                 92,172,964

Maine (0.2%)
Finance Authority Multi-family Housing Revenue
  Bonds Obligation Securities Huntington Common
  Series 1997A
   09-01-27                            7.50           5,000,000        3,504,050
Kennebunk Special Obligation
  Revenue Bonds Series 1999A
   07-01-24                            7.00           4,690,000        4,282,439
Total                                                                  7,786,489

Maryland (1.8%)
Baltimore County Metropolitan District
  Unlimited General Obligation Bonds
  Series 2001
   06-01-12                            5.50           3,500,000        3,862,600
Frederick County Economic
  Refunding Revenue Bonds
  Alumax Series 1992
   04-01-17                            7.25           9,880,000       10,119,689
Frederick County Obligation
  Special Tax Revenue Bonds
  Urbana Community Development Authority
  Series 1998
   07-01-25                            6.63           6,000,000        6,097,680
Harford County Industrial Development
  Revenue Bonds Dorsey Series 1989
   04-16-05                            8.00             370,000          370,918
Prince George's County Hospital Revenue Bonds
  Dimensions Health Series 1992
   07-01-17                            7.25          11,400,000       11,971,368
   07-01-22                            7.00           7,000,000        7,343,700
State & Local Unlimited General Obligation Bonds
  2nd Series 2001
   07-15-12                            5.50           5,000,000        5,516,150
State General Obligation Bonds Series 2001C
   12-01-11                            5.50          12,000,000       13,181,160
State Transportation Authority Facility
  Capital Appreciation Revenue Bonds
  Zero Coupon Series 1992 (FGIC Insured)
   07-01-10                            6.33           3,000,000(c)     2,040,420
   07-01-11                            6.33           6,700,000(c)     4,316,274
State Transportation Authority Facility
  Revenue Bonds Zero Coupon
  Series 1992 (FGIC Insured)
   07-01-12                            6.35           5,000,000(c)     3,041,900
State Unlimited General Obligation Bonds
  Series 2001
  03-01-12                             5.50          14,235,000       15,663,055
Washington Suburban Sanitation District
  Unlimited General Obligation Revenue Bonds
  Series 2001
   06-01-12                            4.25           4,050,000        4,065,714
Total                                                                 87,590,628

Massachusetts (3.8%)
Bay Transportation Authority
  Un-refunded Revenue Bonds
  Series 1992B (MBIA Insured)
   03-01-12                            6.00           7,745,000        8,197,385
Health & Educational Facilities Authority
  Revenue Bonds Holyoke Hospital
  Series 1994B
   07-01-15                            6.50             500,000          489,825
Industrial Finance Agency
  Resource Recovery Revenue Bonds
  SEMASS Series 1991A
   07-01-15                            9.00          18,885,000       19,493,286
Industrial Finance Agency
  Resource Recovery Revenue Bonds
  SEMASS Series 1991B A.M.T.
   07-01-15                            9.25          23,800,000       24,566,360
Municipal Wholesale Electric Power
  Supply System Pre-refunded Revenue
  Bonds Series 1992B
   07-01-17                            6.75          10,130,000       10,612,695
State Consolidated Unlimited
  General Obligation Bonds
  Series 2001D (MBIA Insured)
   11-01-13                            6.00          25,000,000       28,503,750
State Development Finance Agency
  Refunding Revenue Bonds
  Briarwood Retirement Community
  Series 2001B
   12-01-30                            8.25           5,000,000        5,134,100

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
41  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Massachusetts (cont.)
State General Obligation Bonds
  Series 2001A Inverse Floater (FSA Insured)
   01-01-21                            5.05%        $36,455,000(d)   $36,077,690
State Health & Education Facilities Authority
  Refunding Revenue Bonds
  Christopher House Series 1999A
   01-01-29                            6.88           5,000,000        4,699,900
State Industrial Finance Agency
  Assisted Living Facility
  Revenue Bonds Marina Bay LLC
  Series 1997 A.M.T.
   12-01-27                            7.50           2,000,000        2,076,080
State Industrial Finance Agency
  Assisted Living Facility
  Revenue Bonds Newton Group Properties LLC
  Series 1997 A.M.T.
   09-01-27                            8.00           4,300,000        4,652,987
State Port Authority Special Facilities
  Revenue Bonds Delta Air Lines Series 2001
  Inverse Floater A.M.T. (AMBAC Insured)
   01-01-22                           13.32           6,660,000(d)     6,968,092
Water Resource Authority General
  Refunding Revenue Bonds
  Series 1992B
   11-01-15                            5.50          22,175,000       23,070,648
Water Resource Authority General
  Revenue Bonds Series 1992A
   07-15-19                            6.50           3,500,000        4,169,515
Water Resource Authority General
  Revenue Bonds Series 1993B
  (MBIA Insured)
   03-01-22                            5.00          10,000,000        9,873,800
Total                                                                188,586,113

Michigan (3.6%)
Concord Academy
  Certificates of Participation
  Series 1998
   10-01-19                            7.00           1,000,000          928,920
Countryside Charter School
  Certificates of Participation
  Series 2000
   04-01-29                            8.00           1,920,000        1,890,374
Countryside Charter School
  Full Term Certificates of Participation
  Berrien County Series 1999
   04-01-29                            7.00           2,635,000        2,433,844
Crawford County Economic Development
  Corporation Environmental Improvement
  Revenue Bonds Weyerhaeuser
  Series 1982A
   07-25-07                            7.13          10,800,000       11,855,808
Detroit Unlimited Tax
  General Obligation Bonds
  Series 1995A
   04-01-15                            6.80           1,375,000        1,543,946
Kalamazoo City School District Building & Site
  Unlimited General Obligation Bonds
  Series 2001 (FSA Insured)
   05-01-11                            4.30           1,000,000          996,140
Kalamazoo City School District Building & Site
  Unlimited General Obligation Bonds
  Series 2001 (FSA Insured)
   05-01-12                            4.40           1,070,000        1,062,371
Livingston Academy Certificate of Participation
  Series 1999
   05-01-29                            7.00           3,080,000        2,878,044
Midland County Economic Development
  Authority Unlimited Tax General Obligation
  Refunding Revenue Bonds
  Series 2000A A.M.T.
   07-23-09                            6.88          15,150,000       15,788,118
Midland County Economic Development
  Limited Obligation Refunding Revenue Bonds
  Series 2000B
   07-23-09                            6.75           5,000,000        5,217,550
Nataki Talibah Schoolhouse
  Certificates of Participation
  Series 2000
   06-01-30                            8.25           5,665,000        5,666,926
Plymouth Educational Center
  Certificates of Participation
  Series 1999
   07-01-29                            7.00           7,875,000        7,470,619
State Hospital Finance Authority
  Refunding Revenue Bonds
  Detroit Medical Center
  Series 1993A
   08-15-18                            6.50          10,000,000       10,050,900
State Hospital Finance Authority
  Refunding Revenue Bonds
  Greater Detroit Sinai Hospital
  Series 1995
   01-01-16                            6.63           2,750,000        2,776,455
   01-01-26                            6.70           3,000,000        3,002,730

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Michigan (cont.)
State Hospital Finance Authority
  Revenue Bonds Central Michigan
  Community Hospital Series 1996
   10-01-27                            6.25%         $2,095,000       $1,834,131
State Municipal Bond Authority Clean Water
  Revolving Fund Revenue Bonds Series 2001
   10-01-09                            5.00           9,840,000       10,414,361
   10-01-10                            5.00           5,195,000        5,487,063
   10-01-12                            5.00          10,435,000       10,896,018
State Strategic Fund Limited Tax Obligation
  Refunding Revenue Bonds
  Ford Motor Series 1991A
   02-01-06                            7.10          16,400,000       17,941,929
Strategic Fund Environmental Improvement
  Limited Obligation Refunding Revenue Bonds
  Crown Paper Company Series 1997B
   08-01-12                            6.25           1,100,000          174,900
Strategic Fund Limited Obligation Refunding
  Revenue Bonds Detroit Edison
  Series 1995AA (MBIA Insured)
   09-01-25                            6.40          12,000,000       13,157,880
Summit Academy Certificates of Participation
  Junior High School Facility Series 1999
   09-01-29                            7.00           4,000,000        4,598,880
Summit Academy Certificates of Participation
  Series 1998
   08-01-18                            7.00           2,500,000        2,343,100
Summit Academy Certificates of Participation
  Series 2001
   07-01-30                            7.38           4,140,000        4,167,531
Summit Academy North Public School Academy
  Certificates of Participation Series 2001B
   07-01-30                            8.75           1,050,000        1,029,368
Troy City Downtown Development Authority
  County of Oakland Development Bonds
  Series 1995A (Asset Guaranty)
   11-01-18                            6.38           1,000,000        1,134,510
Van Buren Township
  Tax Increment Revenue Bonds
  Series 1994
   10-01-16                            8.40           3,890,000        4,287,013
Wayne County Charter Airport
  Revenue Bonds Detroit Metropolitan Airport
  Series 1998B (MBIA Insured)
   12-01-11                            5.25           4,040,000        4,257,312
   12-01-23                            4.88           9,940,000        9,419,740
Wayne County Charter Special Airport Facilities
  Revenue Bonds Northwest Airlines
  Series 1999 A.M.T.
   12-01-29                            6.00           8,235,000        5,512,838
Wayne County Special Airport Facilities
  Refunding Revenue Bonds Northwest Airlines
  Series 1995
   12-01-15                            6.75          11,250,000        9,042,525
Total                                                                179,261,844

Minnesota (4.3%)
Anoka County Housing & Redevelopment
  Authority Revenue Bonds
  Epiphany Assisted Living LLC
  Series 1999
   12-01-29                            7.40           4,000,000        3,944,240
Bloomington Health Care Facility
  Revenue Bonds
  Friendship Village of Bloomington
  Series 1992
   04-01-02                            8.50             860,000          864,059
Fergus Falls Health Care Facilities
  Revenue Bonds LRHC Long-term
  Care Facility Series 1995
   12-01-25                            6.50           1,530,000        1,552,721
Fridley Senior Housing Revenue Bonds
  Banfill Crossing Homes Series 1999
   09-01-34                            6.75           7,000,000        6,646,570
Hastings Housing & Redevelopment
  Authority Housing & Health Care
  Revenue Bonds Arbor Oaks
  Assisted Living Series 2000A
   01-01-32                            8.25           5,685,000        5,744,977
Little Canada Multi-family Housing
  Revenue Bonds Housing
  Alternatives Development Company
  Series 1997A
   12-01-27                            6.25           1,755,000        1,608,142
Mahtomedi Multi-family Housing
  Refunding Revenue Bonds
  Briarcliff Series 1996 A.M.T.
   06-01-36                            7.35           1,980,000        2,000,295
Maplewood Elder Care Facilities
  Revenue Bonds Care Institute
  Series 1994
   01-01-24                            7.75           7,705,000        7,006,311

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Minnesota (cont.)
Maplewood Multi-family Housing
  Refunding Revenue Bonds
  Carefree Cottages of Maplewood III
  Series 1995 A.M.T.
   11-01-32                            7.20%         $4,815,000       $4,842,879
Mille Lacs Capital Improvement Authority
  Infrastructure Revenue Bonds
  Series 1992A
   11-01-12                            9.25           3,970,000        4,244,923
Minneapolis & St. Paul Metropolitan
  Airports Commission Revenue Bonds
  Series 1999B (FGIC Insured) A.M.T.
   01-01-11                            5.50           3,000,000        3,177,690
Minneapolis & St. Paul Metropolitan
  Airports Commission
  Special Facilities Revenue Bonds
  Northwest Airlines Series 2001A A.M.T.
   04-01-25                            7.00          10,000,000        7,782,800
Minneapolis Housing & Healthcare Facility
  Revenue Bonds Augustana Chapel
  View Homes Incorporated
  Series 1997
   06-01-22                            6.70           1,885,000        1,756,236
   06-01-27                            6.75           2,640,000        2,438,779
Minneapolis Unlimited General Obligation Bonds
  Series 2001
   12-01-12                            5.00           3,600,000        3,791,160
Richfield Multi-family Housing
  Refunding Revenue Bonds
  Village Shores Apartments
  Series 1996
   08-01-31                            7.63           4,790,000        4,872,628
Richfield Senior Housing
  Revenue Bonds Series 2000A
   02-01-35                            7.75          11,000,000       11,270,049
Robbinsdale Multi-family Housing
  Revenue Bonds Copperfield Hill
  Series 1996A
   12-01-31                            7.35           3,500,000        3,466,540
Rochester Multi-family Housing
  Development Revenue Bonds
  Wedum Shorewood Campus
  Series 1999
   06-01-36                            6.60          10,000,000        9,121,900
Roseville Housing Facilities Nursing Home
  Refunding Revenue Bonds
  College Properties Series 1998
   10-01-28                            5.88           7,500,000        6,279,450
Sartell Health Care & Housing Facilities
  Revenue Bonds The Foundation for
  Health Care Continuums Series 1999A
   09-01-29                            6.63           4,000,000        3,584,680
Southern Minnesota Municipal
  Power Agency Power Supply System
  Refunding Revenue Bonds
  Series 1992B
   01-01-18                            5.75          12,210,000       12,450,780
Southern Minnesota Municipal
  Power Agency Power Supply System
  Refunding Revenue Bonds
  Zero Coupon Series 1994A
  (MBIA Insured)
   01-01-21                            6.81          13,500,000(c)     4,946,670
   01-01-22                            6.73          17,500,000(c)     6,048,175
   01-01-23                            6.81          27,500,000(c)     8,977,650
   01-01-24                            6.82          19,960,000(c)     6,152,670
   01-01-25                            6.81          27,500,000(c)     8,019,000
   01-01-26                            6.81          27,500,000(c)     7,584,500
   01-01-27                            6.82          12,450,000(c)     3,254,804
St. Louis Park Health Care Facilities
  Revenue Bonds Health System Minnesota
  Obligated Group Inverse Floater Series 1993
  (AMBAC Insured)
   07-01-13                            8.17          18,000,000(d)    18,337,499
St. Louis Park Multi-family Housing Refunding
  Revenue Bonds Park Boulevard Towers
  Series 1996
   04-01-31                            7.00          11,100,000       11,171,705
St. Paul Housing & Redevelopment Authority
  Health Care Facilities Revenue Bonds
  Lyngblomsten Care Center Series 1993
   11-01-06                            7.13           1,175,000        1,205,903
   11-01-17                            7.13           2,410,000        2,420,170
St. Paul Housing & Redevelopment Authority
  Health Care Facilities Revenue Bonds
  Lyngblomsten Multi-family Rental Housing
  Series 1993
   11-01-24                            7.00           2,585,000        2,552,868
St. Paul Housing & Redevelopment Authority
  Lease Revenue Bonds
  Community of Peace Academy
  Series 2001A
   12-01-30                            7.88           5,000,000        5,016,350

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
44  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Minnesota (cont.)
St. Paul Housing & Redevelopment Authority
  Lease Revenue Bonds
  Minnesota Business Academy
  Series 2000
   03-01-30                            8.00%         $4,465,000       $4,486,968
St. Paul Port Authority Redevelopment
  Multi-family Subordinate
  Refunding Revenue Bonds
  Burlington Apartments Series 1996C
   02-01-31                            8.63           3,745,000        3,714,628
St. Paul Port Authority Revenue Bonds
  Hotel Facilities Radisson Kellogg
  2nd Series 1999
   08-01-29                            7.38           6,500,000        6,254,235
Vadnais Heights Multi-family Housing
  Refunding Revenue Bonds
  Cottages of Vadnais Heights
  Series 1995 A.M.T.
   12-01-31                            7.00           1,950,000        1,960,316
Washington County Housing &
  Redevelopment Authority Refunding
  Revenue Bonds Woodbury
  Multi-family Housing Series 1996
   12-01-23                            6.95           4,570,000        4,564,882
Total                                                                215,116,802

Mississippi (1.0%)
Gulfport Urban Renewal
  Multi-family Housing Revenue Bonds
  Woodchase Apartments
  Series 1998 A.M.T.
   12-01-28                            6.75           3,015,000        2,694,475
Harrison County Waste Water Management District
  Refunding Bonds Series 1986
   02-01-15                            5.00           4,250,000        4,429,053
Jackson Housing Authority
  Multi-family Housing Revenue Bonds
  Lakeside Villas Apartments
  Series 1999D A.M.T.
   12-01-29                            7.50           3,570,000        3,632,725
Jackson Industrial Development
  Revenue Bonds Dorsey
   04-16-05                            8.00             324,000          326,343
Long Beach Urban Renewal Multi-family Housing
  Revenue Bonds Long Beach Square Apartments
  Series 1998 A.M.T.
   08-01-28                            6.75           3,745,000        3,422,556
Lowndes County Solid Waste Disposal
  Pollution Control Refunding Revenue Bonds
  Weyerhaeuser Series 1992B
   04-01-22                            6.70           4,000,000        4,482,760
State Business Finance
  Pollution Control Revenue Bonds
  System Energy Resources Series 1999
   05-01-22                            5.90          11,900,000       11,664,260
State Unlimited Capital Improvement
  General Obligation Bonds Series 2001
   11-01-12                            5.00           8,700,000        9,115,599
State Unlimited General Obligation
  Refunding Bonds Series 2001
   09-01-12                            5.50          10,000,000       10,942,600
Total                                                                 50,710,371

Missouri (0.6%)
Regional Convention & Sports Complex
  Authority Bonds Series 1991
   08-15-21                            7.00           5,810,000        6,254,756
St. Louis Industrial Development Authority
  Refunding Revenue Bonds Kiel Center
  Multi-purpose Arena Series 1992 A.M.T.
   12-01-24                            7.88          15,400,000       15,874,165
St. Louis Regional Convention & Sports Complex
  Authority Pre-refunded Revenue Bonds
  Series 1991C
   08-15-21                            7.90           2,575,000        2,808,759
St. Louis Regional Convention & Sports Complex
  Authority Un-refunded Revenue Bonds
  Series 1991C
   08-15-21                            7.90             125,000          130,123
State Housing Development Commission
  Single Family Mortgage Revenue Bonds
  Series 2001B Inverse Floater
  (GNMA/FNMA Insured) A.M.T.
   09-01-33                           13.05           3,330,000(d)     3,386,643
Total                                                                 28,454,446

Nebraska (0.7%)
Omaha Public Power District Electric System
  Revenue Bonds Series 1986A
   02-01-15                            6.00           1,370,000        1,501,876
State Public Power District
  Refunding Revenue Bonds
  Series 1998A (MBIA Insured)
   01-01-14                            5.25          30,610,000       31,820,320
Total                                                                 33,322,196

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Nevada (0.7%)
Clark County Special Improvement District #121
  Local Improvement Bonds
  Southern Highlands Area Series 1999
   12-01-19                            7.50%        $10,000,000      $10,658,899
Director of the State Department of Business
  & Industry Las Vegas Monorail Capital
  Appreciation Revenue Bonds
  Zero Coupon Series 2000 (AMBAC Insured)
   01-01-19                            5.75           5,105,000(c)     2,054,048
   01-01-23                            5.93           5,000,000(c)     1,587,350
   01-01-25                            5.93          11,000,000(c)     3,112,450
   01-01-26                            5.93           8,500,000(c)     2,272,305
   01-01-27                            5.97           5,315,000(c)     1,345,439
   01-01-29                            5.58           6,425,000(c)     1,453,849
Las Vegas Redevelopment Agency Tax Increment
  Subordinate Lien Revenue Bonds Series 1994A
   06-15-10                            6.00           2,000,000        2,062,360
   06-15-14                            6.10           2,750,000        2,814,488
Washoe County Hospital Revenue Bonds
  Washoe Medical Center Series 1993A
   06-01-15                            6.00           7,250,000        7,417,258
Total                                                                 34,778,446

New Hampshire (1.6%)
Business Financial Authority
  Pollution Control & Solid Waste Disposal
  Refunding Revenue Bonds
  Crown Paper Company Series 1996
   01-01-22                            7.75           4,255,000          676,545
Industrial Development Authority
  Pollution Control Revenue Bonds
  State Public Service Series 1991B
   05-01-21                            7.50          51,485,000       52,588,324
Industrial Development Authority
  Pollution Control Revenue Bonds
  State Public Service Series 1991C
  A.M.T.
   05-01-21                            7.65          25,000,000       25,538,750
Total                                                                 78,803,619

New Jersey (0.9%)
State Economic Development Authority
  Senior Lien Revenue Bonds
  Series 2001A (MBIA Insured)
   07-01-08                            5.00          27,000,000       28,645,110
State Refunding Unlimited General Obligation
  Bonds Series 2001H
   07-01-12                            5.25          10,000,000       10,730,300
State Turnpike Authority Revenue Bonds
  Series 2000R Inverse Floater
   01-01-13                           12.82           5,200,000(d)     6,923,280
Total                                                                 46,298,690

New Mexico (2.0%)
Bernalillo County Multi-family Housing
  Revenue Bonds Series 1997D
   04-01-27                            7.70          14,615,000        7,312,323
Farmington Pollution Control
  Refunding Revenue Bonds
  Series 1996B
   12-01-16                            6.30          10,000,000       10,198,100
Farmington Pollution Control
  Refunding Revenue Bonds
  Series 1997A
   10-01-20                            6.95           4,000,000        4,086,560
Farmington Pollution Control
  Refunding Revenue Bonds
  State Public Service San Juan
  Series 1993A
   08-15-23                            6.40          30,650,000       31,048,757
Farmington Power
  Refunding Revenue Bonds
  Generating Division Series 1983
   01-01-13                            9.88           5,000,000        6,051,550
Lordsberg Pollution Control
  Refunding Revenue Bonds
  Phelps Dodge Series 1993
   04-01-13                            6.50          20,000,000       19,714,600
Sandoval County Multi-family Housing
  Refunding Revenue Bonds
  Meadowlark Apartments
  Series 1998A A.M.T.
   07-01-38                            6.38          11,230,000       10,545,082
State Highway Commission
  Senior Lien Tax Revenue Bonds
  Series 2000A
   06-15-10                            5.00          10,000,000       10,583,800
Total                                                                 99,540,772

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
46  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

New York (4.7%)
Dormitory Authority New York City
  University System Consolidated
  2nd Generation Resource
  Revenue Bonds Series 1990C
   07-01-17                            5.00%        $20,820,000      $20,399,852
Dormitory Authority New York City
  University System Consolidated
  2nd Generation Resource
  Revenue Bonds Series 1990D
   07-01-09                            7.00           5,000,000        5,646,350
Dormitory Authority New York Court
  Facility Lease Revenue Bonds
  Series 1993A
   05-15-16                            5.38          11,000,000       11,230,670
Dormitory Authority New York State
  University Education Facility
  Revenue Bonds Series 1993A
   05-15-13                            5.50          24,530,000       26,752,908
Huntington Housing Authority
  Senior Housing Facilities
  Revenue Bonds
  Gurwin Jewish Senior Residences
  Series 1999A
   05-01-39                            6.00           2,000,000        1,721,960
New York & New Jersey Port Authority
  Revenue Bonds 2nd Series 2000
  Inverse Floater (MBIA Insured) A.M.T.
   10-15-21                           12.08           4,210,000(d)     4,604,056
New York City Industrial Development Agency
  Civic Facilities Revenue Bonds
  Touro College Series 1999A
   06-01-29                            6.35           6,250,000        5,570,000
New York City Municipal Water
  Finance Authority Water & Sewer System
  Revenue Bonds Series 1987B
   06-15-17                            5.00           6,255,000        6,258,128
New York City Transitional Finance Authority
  Tax Revenue Bonds Series 2001B
   02-01-11                            5.50           5,000,000        5,446,450
New York City Unlimited
  General Obligation Bonds
  Series 2000R Inverse Floater
  (FGIC Insured)
   05-15-14                           12.50           2,150,000(d)     2,742,003
   05-15-15                           12.50           2,270,000(d)     2,856,977
New York City Unlimited General Obligation
  Refunding Revenue Bonds
  Series 2001F
   08-01-12                            5.25          16,880,000       17,650,403
New York City Unlimited Tax General Obligation
  Refunding Revenue Bonds Series 2001G
  (FSA Insured)
   08-01-11                            5.25           5,000,000        5,368,150
New York City Unlimited Tax
  General Obligation Bonds
  Series 1996G
   02-01-17                            5.75          20,000,000       21,071,399
New York City Unlimited Tax
  General Obligation Bonds
  Series 2000R Inverse Floater
  (FGIC Insured)
   05-15-16                           12.50           1,410,000(d)     1,761,513
New York City Unlimited Tax
  General Obligation Pre-refunded
  Revenue Bonds Series 1994B-1
   08-15-16                            7.00          16,500,000       18,572,235
Port Authority Special
  Obligation Revenue Bonds
  La Guardia Airport Passenger Terminal
  Continental & Eastern Airlines
  Series 1990 A.M.T.
   12-01-06                            9.00           1,985,000        1,999,987
   12-01-10                            9.00           8,800,000        8,866,440
   12-01-15                            9.13          17,500,000       17,652,775
Port Authority Special Obligation
  Revenue Bonds KIAC Partners
  4th Series 1996 A.M.T.
   10-01-19                            6.75           3,500,000        3,591,840
State Dormitory Authority
  New York City University System
  Consolidated 2nd Generation Resource
  Revenue Bonds Series 1993A
   07-01-18                            5.75           5,500,000        6,046,150
State Energy Research & Development
  Authority Gas Facilities Revenue Bonds
  Residual Certificates Series 2000
  Inverse Floater (MBIA Insured)
   01-01-21                           13.60           7,520,000(d)     7,977,366
State Housing Finance Agency
  State University Construction
  Refunding Bonds Series 1986A
   05-01-13                            6.50           3,500,000        4,127,655

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
47  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

New York (cont.)
State Medical Facilities Finance Agency
  Mental Health Services
  Improvement Refunding Revenue Bonds
  Series 1993D
   08-15-23                            5.25%        $15,000,000      $14,921,850
State Thruway Authority
  Highway & Bridge Trust Fund Revenue Bonds
  Series 2001A (FGIC Insured)
   04-01-11                            5.50           7,500,000        8,209,800
State Urban Development
  Correctional Facility
  Refunding Revenue Bonds
  Series 1994A
   01-01-16                            5.50           2,750,000        2,885,713
Total                                                                233,932,630

North Carolina (4.2%)
Eastern Municipal Power Agency
  Power System Pre-refunded Revenue Bonds
  Series 1986A
   01-01-17                            5.00           6,220,000        6,378,610
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1986A
   01-01-18                            4.00           8,675,000        7,839,598
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1988A
   01-01-26                            6.00           1,940,000        2,205,334
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1989A
   01-01-10                            7.50          29,160,000       34,830,482
   01-01-11                            5.50          37,800,000       37,808,316
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1991A
   01-01-19                            5.75          55,000,000       54,878,449
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1993B
   01-01-07                            7.25           5,000,000        5,594,550
   01-01-09                            6.13          10,000,000       10,719,300
   01-01-12                            6.25          24,655,000       25,710,234
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 2000 Inverse Floater (MBIA Insured)
   01-01-13                           13.66           3,330,000(d)     3,892,437
Eastern Municipal Power Agency
  Power System Revenue Bonds
  Series 1993D
   01-01-13                            5.88           2,300,000        2,333,166
Mecklenburg County Public Improvement
  Unlimited General Obligation Bonds Series 2001D
   02-01-12                            4.00           3,600,000        3,485,664
   02-01-14                            4.10           3,600,000        3,427,020
Raleigh Durham Airport Authority
  Revenue Bonds Series 2001A
  (FGIC Insured)
   11-01-11                            5.00           1,900,000        1,983,011
State Public Improvement Unlimited
  General Obligation Bonds
  Series 2001A
   03-01-12                            4.75          10,000,000       10,352,500
Total                                                                211,438,671

North Dakota (0.2%)
Fargo Hospital
  Refunding Revenue & Improvement Bonds
  Dakota Hospital Series 1992
   11-15-12                            6.88           3,000,000        3,191,010
   11-15-22                            7.00           4,250,000        4,525,613
Total                                                                  7,716,623

Ohio (2.6%)
Bellefontaine Hospital Facility
  Refunding Revenue Bonds
  Mary Rutan Health Association
  of Logan County Series 1993
   12-01-13                            6.00           5,330,000        5,245,093
Butler County Hospital Facility Improvement
  Refunding Revenue Bonds
  Fort Hamilton-Hughes Memorial Center
  Series 1991
   01-01-10                            7.50           9,800,000       10,039,120
Carroll Water & Sewer District
  Unlimited Tax General Obligation Bonds
  Series 1998
   12-01-10                            6.25           1,550,000        1,616,294
Carroll Water & Sewer District
  Water System Improvement Unlimited Tax
  General Obligation Bonds Series 1996
   12-01-10                            6.25           6,340,000        6,583,456
Cleveland Parking Facilities Improvement
  Revenue Bonds Series 1992
   09-15-22                            8.10          15,000,000       15,996,450

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Ohio (cont.)
Cleveland Waterworks Refunding Revenue Bonds
  Series 2001J (FSA Insured)
   01-01-12                            5.38%         $1,000,000       $1,078,690
Coshocton County Solid Waste Disposal
  Refunding Revenue Bonds
  Stone Container Series 1992
   08-01-13                            7.88          17,500,000       17,795,400
Cuyahoga County Health Care Facilities
  Refunding Revenue Bonds Judson
  Retirement Community Series 1996A
   11-15-18                            7.25           4,130,000        4,275,376
Erie County Hospital Improvement
  Refunding Revenue Bonds
  Firelands Community Hospital
  Series 1992
   01-01-15                            6.75           6,540,000        6,678,386
Franklin County Health Care Facilities
  Refunding Revenue Bonds
  Lutheran Senior City Incorporated
  Series 1999
   12-15-28                            6.13           4,705,000        4,002,967
Franklin County Multi-family Housing
  Refunding Revenue Bonds
  Jefferson Chase Apartments
  Series 1998B A.M.T.
   11-01-35                            6.40           1,465,000        1,355,037
Franklin County Multi-family Housing
  Refunding Revenue Bonds
  West Bay Apartments Series 1998
  A.M.T.
   12-01-25                            6.38           8,190,000(b)     5,768,790
Lorain County Independent Living & Hospital
  Facilities Refunding Revenue Bonds
  Elyria United Methodist Series 1996C
   06-01-22                            6.88           3,100,000        3,205,586
Marion County Health Care Facilities
  Improvement Refunding Revenue Bonds
  United Church Homes Series 1993
   11-15-10                            6.38           1,625,000        1,616,745
Marion County Health Care Facilities
  Refunding & Improvement Revenue Bonds
  United Church Homes Series 1993
   11-15-15                            6.30           1,800,000        1,751,166
State Common Schools Capital Facilities Unlimited
  General Obligation Bonds Series 2001B
   09-15-11                            5.25           3,945,000        4,261,310
State Water & Air Quality Development
  Authority Pollution Control
  Refunding Revenue Bonds
  Ohio Edison Series 1993A
   05-15-29                            5.95          13,300,000       13,415,976
State Water Development Authority
  Pollution Control Refunding Revenue
  Bonds Cleveland Electric Illuminating
  Series 1995
   08-01-25                            7.70          13,000,000       14,091,480
State Water Development Authority
  Pollution Control Refunding Revenue
  Bonds Toledo Edison Series 1994A A.M.T.
   10-01-23                            8.00          10,000,000       10,810,300
Total                                                                129,587,622

Oklahoma (0.6%)
Grand River Dam Authority
  Refunding Revenue Bonds
  Series 1987
   06-01-12                            5.00          10,105,000       10,137,234
Jackson County Hospital Authority
  Refunding Revenue Bonds
  Jackson County Memorial Hospital
  Series 1994
   08-01-15                            7.30           6,580,000        6,340,620
Midwest City Memorial Hospital Authority
  Hospital Revenue Bonds Series 1992
   04-01-22                            7.38           7,815,000        8,106,031
State Municipal Power Authority
  Power System Revenue Bonds
  Series 2001A (FSA Insured)
   01-01-12                            5.00           1,685,000        1,768,997
   01-01-13                            5.00           2,020,000        2,105,284
Stillwater Medical Center Authority
  Hospital Revenue Bonds
  Series 1997B
   05-15-19                            6.50           1,750,000        1,735,528
Total                                                                 30,193,694

Oregon (0.8%)
Clackamus Community College
  Unlimited General Obligation
  Revenue Bonds Series 2001
  (FGIC Insured)
   06-15-12                            5.25           1,000,000        1,061,630

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
49  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Oregon (cont.)
Clackamus Community College
  Unlimited General Obligation
  Revenue Bonds Series 2001
  (FGIC Insured)
   06-15-11                            5.00%         $2,250,000       $2,364,975
Portland Airport Revenue Bonds
  Portland International Airport
  Series 2001 (FGIC Insured) A.M.T.
   07-01-11                            5.25           3,335,000        3,485,575
State Health Housing
  Educational & Cultural Facilities Authority
  Revenue Bonds Oregon Baptist Retirement
  Homes-Weidler Retirement Center
  Series 1996
   11-15-26                            8.00           7,385,000        7,650,565
Washington Multnomah & Yamhill Counties
  Unlimited General Obligation Revenue Bonds
  Hillsboro District Series 2001 (MBIA Insured)
   06-01-11                            5.00           2,995,000        3,152,357
Western Generation Agency
  Revenue Bonds Wauna Cogeneration
  Series 1994A
   01-01-21                            7.13          13,600,000       13,722,672
Western Generation Agency
  Revenue Bonds Wauna Cogeneration
  Series 1994B A.M.T.
   01-01-16                            7.40           9,000,000        9,228,420
Total                                                                 40,666,194

Pennsylvania (1.8%)
Beaver County Industrial Development Authority
  Collateralized Pollution Control
  Refunding Revenue Bonds
  Cleveland Electric Illuminating
  Series 1995
   05-01-25                            7.63           7,500,000        8,082,375
Beaver County Industrial Development Authority
  Collateralized Pollution Control
  Refunding Revenue Bonds
  Cleveland Electric Illuminating
  Series 1995A
   07-15-25                            7.75          21,150,000       22,945,635
Beaver County Industrial Development Authority
  Collateralized Pollution Control
  Refunding Revenue Bonds
  Toledo Edison Series 1995A
   05-01-20                            7.75          14,000,000       15,255,240
Beaver County Industrial Development Authority
  Pollution Control Refunding Revenue Bonds
  Toledo Edison-Beaver Valley
  Series 1995
   05-01-20                            7.63          11,700,000       12,617,163
Butler County Industrial Development Authority
  Health Care Refunding Revenue Bonds
  Pittsburgh Lifetime Care Community
  Sherwood Oaks Series 1993
   06-01-11                            5.75           2,000,000        2,043,140
Delaware County Authority 1st Mortgage
  Revenue Bonds Series 1996
   06-01-26                            7.00          10,000,000        9,942,000
Harrisburg Dauphin County
  General Obligation Bonds
  Zero Coupon Series 1997F
  (AMBAC Insured)
   09-15-21                            5.52           1,000,000(c)       345,000
   09-15-22                            5.52           1,000,000(c)       324,960
Montgomery County
  Higher Education & Health Authority
  Revenue Bonds
  Temple Continuing Care Center
  Series 1999
   07-01-29                            6.75          10,000,000        8,775,400
Philadelphia Municipal Authority
  Lease Refunding Revenue Bonds
  Series 1993D
   07-15-13                            6.25           2,500,000        2,569,750
   07-15-17                            6.30           1,550,000        1,579,745
Philadelphia Water & Wastewater
  Pre-refunded Revenue Bonds
  Series 1993 (FSA Insured)
   06-15-15                            5.50           4,380,000        4,671,664
Total                                                                 89,152,072

Puerto Rico (0.8%)
Commonwealth of Puerto Rico
  Public Improvement Unlimited General
  Obligation Refunding Bonds
  Series 2001A (MBIA Insured)
   07-01-20                            5.50          12,000,000       13,040,160
Commonwealth of Puerto Rico Unlimited General
  Obligation Bond Residual Certificates
  Series 2001 Inverse Floater (MBIA Insured)
   07-01-23                           11.66          13,630,000(d)    13,203,108

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Puerto Rico (cont.)
Public Buildings Authority
  Guaranteed Revenue Bonds
  Residual Certificates Series 2000
  Inverse Floater (FSA Insured)
   07-01-21                           12.99%         $3,120,000(d)    $3,290,914
State Housing Finance Home Mortgage
  Revenue Bonds Mortgage-backed
  Series 2001B (GMNA Insured) A.M.T.
   12-01-28                            5.30          10,500,000       10,506,195
Total                                                                 40,040,377

South Carolina (0.6%)
Cherokee County Spring City
  Industrial Development Revenue Bonds
  Knitting Cluett Peabody Series 1979
   09-01-09                            7.40           5,200,000        6,079,736
Jobs Economic Development Authority
  1st Mortgage Health Facilities
  Revenue Bonds Westly Commons
  Series 2000
   10-01-31                            8.00          10,000,000        9,970,100
Piedmont Municipal Power Agency Electric
  Refunding Revenue Bonds Series 1986A
   01-01-24                            5.75           7,550,000        7,302,285
State Highway Unlimited General
  Obligation Bonds Series 2001B
   04-01-12                            4.50           6,000,000        6,064,020
Total                                                                 29,416,141

South Dakota (0.6%)
Heartland Consumers Power District
  Electric System Refunding Revenue Bonds
  Series 1986
   01-01-10                            6.00          10,205,000       11,193,354
Sioux Falls Multi-family Housing
  Revenue Bonds Series 1996A
   12-01-34                            7.50          12,050,000       11,678,981
State Lease Revenue
  Trust Certificates Series 1993A
  (CGIC Insured)
   09-01-17                            6.70           7,260,000        8,730,440
Total                                                                 31,602,775

Tennessee (0.5%)
Nashville & Davidson Counties
  Health & Education Facilities
  1st Mortgage Revenue Bonds
  Blakeford at Green Hills CCRC
  Series 1994A
   07-01-24                            9.25          12,230,000       14,307,388
Nashville & Davidson Counties
  Health & Education Facilities Board
  Revenue Bonds Zero Coupon
  Series 1988 Escrowed to Maturity
   06-01-21                            5.38          29,109,000(c)     8,455,873
Total                                                                 22,763,261

Texas (6.8%)
Aldine Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 2001
  (Permanent School Fund Guarantee)
   02-15-11                            5.00           2,000,000        2,091,460
Alliance Airport Authority
  Special Facility Revenue Bonds
  American Airlines Series 1990 A.M.T.
   12-01-29                            7.50          37,400,000       35,124,957
Austin Combined Utilities System
  Capital Appreciation Refunding
  Revenue Bonds Zero Coupon
  Series 1994 (FGIC Insured)
   05-15-18                            5.11          11,350,000(c)     4,752,472
Austin Combined Utilities System
  Refunding Revenue Bonds
  Series 1986
   11-15-13                            5.00          19,985,000       19,985,998
Board of Regents of the University System
  General Refunding Revenue Bonds
  Series 1986
   08-15-07                            6.50           2,565,000        2,842,866
Brazos River Authority
  Pollution Control Refunding Revenue Bonds
  Series 1995B A.M.T.
   06-01-30                            5.05           5,000,000        5,091,350
Carrol Independent School District
  Refunding Revenue Bonds
  Series 1998A (Permanent School
  Fund Guarantee)
   02-15-23                            4.50           5,825,000        5,211,336

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
51  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Texas (cont.)
Castlewood Municipal Utility District
  Water & Sewer Systems
  Unlimited Tax & Refunding Revenue Bonds
  Series 1997
   04-01-14                            6.75%         $2,650,000       $2,771,874
Colony Municipal Utility
  District #1 Denton County
  Series 1980
   08-01-07                            9.25           1,000,000        1,274,940
Corpus Christi Unlimited General Obligation
  Refunding Bonds Series 2001 (FSA Insured)
   03-01-11                            5.00           3,690,000        3,859,408
   03-01-12                            5.00           3,400,000        3,540,998
Dallas & Fort Worth International Airport
  Special Facility Revenue Bonds
  American Airlines Series 1999 A.M.T.
   05-01-35                            6.38           6,415,000        5,066,182
Dallas & Fort Worth International Airport
  Special Facility Revenue Bonds
  Delta Airlines Series 1991 A.M.T.
   11-01-26                            7.13          13,500,000       12,312,135
Dallas Area Rapid Transit
  Senior Lien Revenue Bonds
  Series 2001 (AMBAC Insured)
   12-01-09                            5.50           2,000,000        2,179,420
Denison Hospital Authority Hospital
  Pre-refunded Revenue Bonds
  Texoma Medical Center
  Series 1994
   08-15-24                            7.10           1,350,000        1,516,644
EL Paso Health Facilities Development
  Revenue Bonds Series 2001
   08-15-31                            7.75           5,000,000        4,964,650
Fate Higher Education Facilities
  Revenue Bonds North Hills School
  Series 2000
   12-01-25                            7.75           6,000,000        6,397,800
Harris County Capital Appreciation
  Refunding Revenue Bonds
  Zero Coupon Series 1996
  (MBIA Insured)
   10-01-16                            5.10           6,550,000(c)     3,062,715
Harris County Health Facilities
  Hospital Revenue Bonds
  Memorial Hospital Series 1992
   06-01-15                            7.13          16,000,000       16,853,280
Harris County Industrial Development
  Marine Terminal Refunding Revenue Bonds
  GATX Terminal Series 1992
   02-01-22                            6.95          15,000,000       15,327,450
Hidalgo County Health Services Corporation
  Hospital Revenue Bonds Mission Hospital
  Series 1996
   08-15-26                            6.88           7,880,000        7,438,090
Houston Airport Systems
  Revenue Bonds 2nd Series 2000
  Inverse Floater (FSA Insured) A.M.T.
   07-01-18                           11.19           5,220,000(d)     5,406,511
   07-01-19                           11.19           3,200,000(d)     3,303,296
Houston Airport Systems Special Facilities
  Revenue Bonds Continental Airlines
  Series 2201E A.M.T.
   07-01-29                            6.75          15,000,000       11,517,900
Houston General Obligation Bonds
  Series 1993A
   03-01-12                            5.38          12,340,000       13,148,887
Houston Water & Sewer System
  Junior Lien Capital Appreciation
  Refunding Revenue Bonds
  Zero Coupon Series 1998A
  (FSA Insured)
   12-01-25                            5.34          30,000,000(c)     8,081,100
Interstate Municipal Utility District
  Unlimited Tax Bonds Harris County
  Series 1996
   09-01-21                            6.75           3,020,000        3,180,181
Karnes County Public Facility
  Lease Revenue Bonds
  Series 1995
   03-01-15                            9.20          14,415,000       17,276,089
Katy Development Authority Metro Contract
  Revenue Bonds Sales Tax
  Series 1999A
   06-01-09                            5.75          13,730,000       14,142,587
Kings Manor Municipal Utility District
  Waterworks & Sewer Systems
  Combination Unlimited Tax & Revenue Bonds
  Series 1995
   03-01-18                            6.88           2,470,000        2,595,155
Lubbock Health Facilities Development
  Corporation Fixed Rate 1st Mortgage
  Revenue Bonds Carillon Series 1999A
   07-01-29                            6.50          18,645,000       16,641,408

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Texas (cont.)
Midland County Hospital District
  Revenue Bonds Series 1992
   06-01-16                            7.50%         $3,025,000       $3,135,413
Midlothian Water District
  Capital Appreciation Refunding Bonds
  Zero Coupon Series 2000 (FSA Insured)
   09-01-26                            5.34          10,690,000(c)     2,750,644
Montgomery County Municipal Utility
  District #42 Refunding Revenue Bonds
  Waterworks & Sewer Systems
  Series 1999
   09-01-23                            6.88           1,990,000        2,092,744
Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993 (MBIA Insured)
   09-01-09                            5.25           8,000,000        8,539,520
North Central Health Facilities
  Development Revenue Bonds
  Retirement Facility
  Northwest Senior Housing
  Series 1999A
   11-15-29                            7.50          15,000,000       15,368,700
Northside Independent School District
  Unlimited General Obligation Refunding
  Bonds Series 2001
  (Permanent School Fund Guarantee)
   02-15-12                            5.50           3,720,000        3,997,661
Richardson Independent School District
  General Obligation Bonds Series 1998C
  (Permanent School Fund Guarantee)
   02-15-25                            4.75           4,000,000        3,716,960
Rio Grande City Consolidated
  Independent School District
  Public Facilities Lease
  Revenue Bonds Series 1995
   07-15-10                            6.75           4,000,000        4,275,400
Round Rock Independent School District
  Unlimited General Obligation Bonds
  Series 2001A (Permanent School Fund Guarantee)
   08-01-11                            5.50           3,435,000        3,735,391
State Public Finance Authority
  Unlimited General Obligation
  Refunding Bonds Series 1997
   10-01-11                            5.25           7,000,000        7,341,250
   10-01-12                            5.00           4,275,000        4,393,802
Wichita County Health Facilities
  Development Refunding Revenue Bonds
  Rolling Meadows Series 1998A
   01-01-28                            6.25          22,815,000       20,109,140
Wylie Independent School District
  Unlimited General Obligation
  Refunding Bonds Zero Coupon
  Series 2001 (Permanent School Fund Guarantee)
   08-15-12                            4.80           3,385,000(c)     2,028,394
   08-15-15                            5.10           1,690,000(c)       841,721
   08-15-20                            5.46           3,000,000(c)     1,091,100
Total                                                                340,376,979

Utah (1.8%)
Carbon County Solid Waste Disposal
  Refunding Revenue Bonds Sunnyside
  Cogeneration Series 1999A A.M.T.
   08-15-23                            7.10          12,095,000       12,446,239
Carbon County Solid Waste Disposal
  Refunding Revenue Bonds Sunnyside
  Cogeneration Zero Coupon Series 1999B A.M.T.
   08-15-24                            6.82           3,920,000(h)       996,307
Eagle Mountain Special Assessment
  Revenue Bonds Special Improvement
  District #00-1 Series 2001
   02-01-21                            8.25           6,380,000        6,422,746
Eagle Mountain Special Assessment
  Revenue Bonds Special Improvement
  District #98-1 Series 1999
   12-15-12                            6.25          12,105,000       12,219,634
Hurricane Health Facilities
  Development Revenue Bonds
  Mission Health Services
  Series 1990
   07-01-20                           10.50           7,230,000        5,207,191
Intermountain Power Agency
  Power Supply Pre-refunded
  Revenue Bonds (AMBAC Insured)
  Series 1986
   07-01-13                            5.00           3,200,000        3,201,344
Intermountain Power Agency
  Power Supply Pre-refunded Revenue Bonds
  Series 1987A (MBIA Insured)
   07-01-12                            5.00           5,050,000        5,052,576

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
53  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Utah (cont.)
Intermountain Power Agency
  Power Supply Refunding
  Revenue Bonds Series 1998A
  (MBIA Insured)
   07-01-12                            5.25%        $20,550,000      $21,490,162
Intermountain Power Agency
  Power Supply Residual Certificates
  Series 2000 Inverse Floater
  (MBIA Insured)
   07-01-17                           13.76          15,330,000(d)    17,561,894
Intermountain Power Agency
  Power Supply Un-refunded Revenue Bonds
  Series 1986 (AMBAC Insured)
   07-01-13                            5.00           1,800,000        1,805,076
Intermountain Power Agency
  Power Supply Un-refunded Revenue Bonds
  Series 1987A (MBIA Insured)
   07-01-12                            5.00           2,950,000        2,959,411
Tooele County Pollution Control
  Refunding Revenue Bonds
  Laidlaw Environmental Services Incorporated
  Series 1997A A.M.T.
   07-01-27                            7.55           4,000,000(b)        28,800
Total                                                                 89,391,380

Virginia (1.2%)
Arlington County Refunding Unlimited
  General Obligation Bonds Series 2001
   02-01-07                            4.50           3,295,000        3,425,713
Fairfax County Economic
  Development Authority
  Educational Facilities Revenue Bonds
  Browne Academy Series 1998
   10-01-08                            6.00           1,140,000        1,171,361
   10-01-23                            6.45           5,200,000        5,242,588
Fairfax County Public Improvement Refunding
  General Obligation Bonds Series 2001A
   06-01-07                            5.00          10,000,000       10,662,400
Fairfax County Redevelopment & Housing
  Authority Multi-family Housing Revenue Bonds
  Burkeshire Commons Series 1996
   10-01-36                            7.60          13,000,000       13,976,300
Hopewell City Industrial Development Authority
  Pollution Control Refunding Revenue Bonds
  Stone Container Series 1992
   05-01-10                            8.25           3,170,000        3,253,434
Housing Development Authority
  Commonwealth Mortgage Bonds
  Series 1992A
   01-01-33                            7.15          11,890,000       12,140,285
Loudoun County Public Improvement
  General Obligation Bonds Series 2001C
   11-01-12                            5.00           3,010,000        3,189,276
Upper Occoquan Sewer Authority
  Regional Sewer Revenue Bonds
  Series 1995A (MBIA Insured)
   07-01-29                            4.75           8,500,000        7,978,015
Total                                                                 61,039,372

Washington (4.3%)
Chelan County Public Utility District #1
  Capital Appreciation Bonds
  Columbia River Rock Island Highway
  Zero Coupon Series 1997A (MBIA Insured)
   06-01-20                            5.68          10,000,000(c)     3,717,600
   06-01-21                            5.70          20,685,000(c)     7,234,372
   06-01-23                            5.95          22,685,000(c)     7,049,364
   06-01-27                            5.74          22,685,000(c)     5,612,950
   06-01-29                            5.74          24,595,000(c)     5,442,628
Clark County Refunding Revenue
  Bonds Series 2001B (AMBAC Insured)
   12-01-12                            5.25           2,565,000        2,744,294
King County Housing Authority
  Pooled Housing Refunding
  Revenue Bonds Series 1995A
   03-01-26                            7.20           4,000,000        4,189,200
Longview Industrial Development Corporation
  Solid Waste Revenue Bonds
  Weyerhaeuser Series 1991 A.M.T.
   02-01-13                            7.45          20,000,000       20,451,199
Public Power Supply System
  Nuclear Project #2
  Revenue Bonds Series 1994A
   07-01-11                            5.38          10,000,000       10,329,300
Public Power Supply System #3
  Refunding Revenue Bonds
  Bonneville Power Administration
  Columbia Generation Station
  Inverse Floater (FSA Insured)
   07-01-18                            5.57          21,500,000(d)    22,320,654
Public Power Supply System Linked Revenue Bonds
  Series 1993 (FSA Insured)
   07-01-11                            5.61          40,000,000       43,930,799

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                               Coupon          Principal        Value(a)
issuer and                             rate            amount
title of
issue(e,f)

Washington (cont.)
Seattle Municipal Light & Power
  Refunding Revenue Bonds
  Series 2001 Inverse Floater (FSA Insured)
   03-01-21                            5.18%        $11,465,000(d)   $11,237,420
Snohomish County Public Utility District #1
  Generation System Refunding Revenue Bonds
  Series 1986A
   01-01-20                            5.00          17,750,000       18,024,593
State Housing Finance Commission
  Refunding Revenue Bonds Horizon House
  Series 1995A (Asset Guaranty)
   07-01-17                            6.00           3,700,000        3,850,590
   07-01-27                            6.13           3,845,000        4,006,951
State Unlimited General Obligation Bonds
  Residual 1st Series 2000
  Inverse Floater
   07-01-18                           13.50           4,010,000(d)     4,559,611
State Unlimited General Obligation Bonds
  Residual 2nd Series 2000
  Inverse Floater
   07-01-19                           13.48           3,975,000(d)     4,519,814
Tacoma Electric System
  Refunding Revenue Bond Series 2001B
  (FSA Insured)
   01-01-07                            5.50           5,780,000        6,208,240
Tacoma Electric System Refunding Revenue Bonds
  Series 2001A (FSA Insured)
   01-01-20                            5.75           5,000,000        5,306,200
   01-01-21                            5.63          16,000,000       16,642,400
Tacoma Electric System Refunding Revenue Bonds
  Series 2001B (FSA Insured)
   01-01-12                            5.50           5,000,000        5,414,250
Total                                                                212,792,429

West Virginia (0.9%)
Kanawha County Pollution Control
  Revenue Bonds Union Carbide
  Series 1984
   08-01-04                            7.35           3,000,000        3,286,650
Mason County Pollution Control
  Refunding Revenue Bonds
  Appalachian Power Series 1992J
   10-01-22                            6.60          25,000,000       25,707,500
Princeton Hospital Revenue Bonds
  Community Hospital Association
  Series 1999
   05-01-29                            6.10           4,070,000        3,117,498
Putnam County Pollution Control
  Revenue Bonds Appalachian Power
  Series 1992C
   07-01-19                            6.60          10,600,000       10,909,626
South Charleston Pollution Control
  Refunding Revenue Bonds
  Union Carbide Series 1985
   08-01-05                            7.63           3,000,000        3,346,560
Total                                                                 46,367,834

Wisconsin (0.9%)
Madison Industrial Development
  Refunding Revenue Bonds
  Madison Gas & Electric
  Series 1992B
   10-01-27                            6.70          19,300,000       20,302,249
State Health & Educational Facilities Authority
  Revenue Bonds FH Healthcare Development
  Series 1999
   11-15-28                            6.25          10,000,000       10,014,300
State Health & Educational Facilities Authority
  Revenue Bonds St. Clare Hospital of Monroe
  Series 1992
   02-15-22                            7.00          12,115,000       12,478,087
Total                                                                 42,794,636

Wyoming (0.2%)
State Community Development Authority
  Revenue Bonds Series 2001 Inverse Floater
  (FSA Insured) A.M.T.
   06-01-17                           12.62           3,730,000(d)     3,787,852
State Farm Loan Board Capital Facilities
  Revenue Bonds Series 1994
   04-01-24                            6.10           5,000,000        5,220,200
Total                                                                  9,008,052

Total municipal bonds
(Cost: $4,487,827,913)                                            $4,716,179,121

Municipal notes (3.8%)
Issuer(e,f,g)                       Annualized         Amount          Value(a)
                                   yield on date     payable at
                                    of purchase       maturity
Chicago Illinois Midway Airport Revenue Bonds
  2nd Lien V.R. Series 1998A A.M.T.
   01-01-29                            1.65%         $9,200,000(i)    $9,200,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
55  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Issuer(e,f,g)                       Annualized         Amount          Value(a)
                                   yield on date     payable at
                                    of purchase       maturity
Chicago Illinois Midway Airport Revenue Bonds
  2nd Lien V.R. Series 1998B A.M.T.
   01-01-29                            1.65%         $2,100,000(i)    $2,100,000
Chicago Illinois O'Hare International Airport
  Special Facilities Refunding Bonds
  (American Airlines) V.R. Series 2000A A.M.T.
   12-01-35                            1.60          12,900,000(i)    12,900,000
Columbia Alabama Independent
  Development Board Pollution Control
  Revenue Bonds (Alabama Power)
  V.R. Series 1995E
   10-01-22                            1.60           1,900,000(i)     1,900,000
Delaware County Pennsylvania Airport Facilities
  Revenue Bonds V.R. Series 1985
   12-01-15                            1.35           7,300,000(i)     7,300,000
Duluth Minnesota Economic Development
  Authority Healthcare Facilities Revenue
  Bonds (Miller-Dwan Medical Center)
  V.R. Series 1997
   06-01-19                            1.65             500,000(i)       500,000
Harris County Texas Health Facilities Revenue Bonds
  (St. Lukes Episcopal Hospital)
  V.R. Series 2001B
   02-01-31                            1.60          20,800,000(i)    20,800,000
Illinois Health Facilities Authority
  Revenue Bonds (Elmhurst
  Memorial Healthcare) V.R. Series 1998A
   01-01-28                            1.45           6,500,000(i)     6,500,000
Illinois Health Facilities Authority
  Revenue Bonds (University of
  Chicago Hospitals) V.R. Series 1998
  (MBIA Insured)
   08-01-26                            1.60          10,200,000(i)    10,200,000
Joliet Illinois Port District Revenue Bonds
  (Exxon Mobil) V.R. Series 1989
   10-01-24                            1.35           6,200,000(i)     6,200,000
Lexington & Fayette Urban Counties Kentucky
  Airport Revenue Bonds V.R. Series 1998C A.M.T.
   07-01-13                            1.70           1,200,000(i)     1,200,000
   07-01-28                            1.70           2,200,000(i)     2,200,000
Louisville & Jefferson Counties Kentucky
  Kyregl Airport Authority Special Facilities
  Revenue Bonds V.R. Series 1999B A.M.T.
   01-01-29                            1.65           1,400,000(i)     1,400,000
Lower Neches Valley Texas Independent Authority
  Development Facilities Revenue Bonds (Exxon Mobil)
  V.R. Series 2001B
   02-01-31                            1.65           2,200,000(i)     2,200,000
Marion Indiana Economic Development
  Revenue Bonds (Indiana Wesleyan University)
  V.R. Series 2000
   06-01-30                            1.55           1,300,000(i)     1,300,000
Nebraska Public Power District
  Revenue Bonds C.P. Series 1993
  (AMBAC Insured)
   01-08-02                            2.50           6,000,000        6,000,000
New York City Municipal Water Finance Authority
  Water & Sewer System Revenue Bonds
  V.R. Series 1993C (FGIC Insured)
   06-15-23                            1.45          16,300,000(i)    16,300,000
New York City Unlimited General
  Obligation Bonds V.R. Series 1993E
   08-01-20                            1.30           6,100,000(i)     6,100,000
Rochester Minnesota Revenue Bonds
  (Mayo Clinic) C.P. Series 2000A
   01-03-02                            1.85          10,500,000       10,500,000
Seattle Washington General Obligation Bonds
  V. R. Series 1996D
   01-15-26                            1.60           7,425,000(i)     7,425,000
South Carolina Public Service Authority
  Revenue Bonds C.P. Series 2001
   12-06-01                            1.75           4,000,000        4,000,000
South Texas Higher Education Authority
  Revenue Bonds V.R. Series 1997
  (MBIA Insured) A.M.T.
   12-01-27                            1.55           7,200,000(i)     7,200,000
Texas State T.R.A.N. Series 2001A
   08-29-02                            3.70          15,000,000       15,198,600
University of Michigan
  Refunding Revenue Bonds
  V.R. Series 1995A
   12-01-27                            1.60             500,000(i)       500,000
Utah Intermountain Power Agency
  Power Supply Refunding Revenue Bonds
  C.P. Series 2001
   12-05-01                            1.75           4,000,000        4,000,000
Wisconsin State Operating Notes Series 2001
   06-17-02                            3.71          25,000,000       25,248,500

Total municipal notes
(Cost: $188,392,802)                                                $188,372,100

Total investments in securities
(Cost: $4,676,220,715)(l)                                         $4,904,551,221

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
56  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 2001. As of Nov. 20, 2001, the value of inverse floaters represented 7.2% of net assets.

(e)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA      -- ACA Financial Guaranty Corporation

     AMBAC    -- American Municipal Bond Association Corporation

     BIG      -- Bond Investors Guarantee

     CGIC     -- Capital Guaranty Insurance Company

     FGIC     -- Financial Guarantee Insurance Corporation

     FHA      -- Federal Housing Authority

     FNMA     -- Federal National Mortgage Association

     FSA      -- Financial Security Assurance

     GNMA     -- Government National Mortgage Association

     MBIA     -- Municipal Bond Investors Assurance

(f)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax-- As of Nov. 30, 2001, the value of securities subject to alternative minimum tax represented 14.5% of net assets.

     B.A.N.   -- Bond Anticipation Note

     C.P.     -- Commercial Paper

     R.A.N.   -- Revenue Anticipation Note

     T.A.N.   -- Tax Anticipation Note

     T.R.A.N. -- Tax & Revenue Anticipation Note

     V.R.     -- Variable Rate

     V.R.D.B. -- Variable Rate Demand Bond

     V.R.D.N. -- Variable Rate Demand Note

(g) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2001.

(j)   Negligible market value.

(k) At Nov. 30, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $21,157,741.

(l) At Nov. 30, 2001, the cost of securities for federal income tax purposes was $4,676,404,033 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $320,195,835
     Unrealized depreciation                                        (92,048,647)
                                                                    -----------
     Net unrealized appreciation                                   $228,147,188
                                                                   ------------

--------------------------------------------------------------------------------
57  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP High Yield Tax-Exempt Fund, Inc.
Fiscal year ended Nov. 30, 2001

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share
Dec. 20, 2000                                 $0.02223
Jan. 26, 2001                                  0.02570
Feb. 26, 2001                                  0.02146
March 26, 2001                                 0.01951
April 26, 2001                                 0.02125
May 24, 2001                                   0.01912
June 26, 2001                                  0.02225
July 26, 2001                                  0.01998
Aug. 27, 2001                                  0.02118
Sept. 26, 2001                                 0.02003
Oct. 26, 2001                                  0.02055
Nov. 26, 2001                                  0.02357
Total distributions                           $0.25683

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share
Dec. 20, 2000                                 $0.01962
Jan. 26, 2001                                  0.02229
Feb. 26, 2001                                  0.01863
March 26, 2001                                 0.01694
April 26, 2001                                 0.01842
May 24, 2001                                   0.01659
June 26, 2001                                  0.01924
July 26, 2001                                  0.01724
Aug. 27, 2001                                  0.01824
Sept. 26, 2001                                 0.01724
Oct. 26, 2001                                  0.01778
Nov. 26, 2001                                  0.02071
Total distributions                           $0.22294

--------------------------------------------------------------------------------
58  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share
Dec. 20, 2000                                 $0.01971
Jan. 26, 2001                                  0.02239
Feb. 26, 2001                                  0.01852
March 26, 2001                                 0.01702
April 26, 2001                                 0.01847
May 24, 2001                                   0.01662
June 26, 2001                                  0.01929
July 26, 2001                                  0.01730
Aug. 27, 2001                                  0.01828
Sept. 26, 2001                                 0.01727
Oct. 26, 2001                                  0.01781
Nov. 26, 2001                                  0.02073
Total distributions                           $0.22341

Class Y
Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share
Dec. 20, 2000                                 $0.02285
Jan. 26, 2001                                  0.02651
Feb. 26, 2001                                  0.02199
March 26, 2001                                 0.02011
April 26, 2001                                 0.02191
May 24, 2001                                   0.01980
June 26, 2001                                  0.02295
July 26, 2001                                  0.02063
Aug. 27, 2001                                  0.02188
Sept. 26, 2001                                 0.02019
Oct. 26, 2001                                  0.02123
Nov. 26, 2001                                  0.02090
Total distributions                           $0.26095


Source of distributions
98.44% of tax-exempt interest distributions during the fiscal year ended Nov. 30, 2001, were derived exclusively from interest on tax-exempt securities. For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for 2001 was 16.44%.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
59  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2001 are listed below.

Alabama                    0.810%              Nevada                     0.810%
Alaska                     0.360               New Hampshire              1.970
Arizona                    1.890               New Jersey                 0.270
Arkansas                   0.270               New Mexico                 2.190
California                 9.360               New York                   5.850
Colorado                   8.710               North Carolina             4.290
Connecticut                0.250               North Dakota               0.220
Florida                    4.710               Ohio                       2.840
Georgia                    2.060               Oklahoma                   0.640
Hawaii                     0.930               Oregon                     0.810
Illinois                   7.730               Pennsylvania               2.440
Indiana                    1.890               Puerto Rico                0.460
Iowa                       0.870               South Carolina             0.650
Kansas                     0.270               South Dakota               0.660
Kentucky                   0.790               Tennessee                  0.520
Louisiana                  2.340               Texas                      7.670
Maine                      0.220               Utah                       2.110
Maryland                   1.170               Virginia                   1.210
Massachusetts              3.700               Washington                 3.260
Michigan                   3.720               Washington, DC             0.300
Minnesota                  4.770               West Virginia              0.960
Mississippi                0.770               Wisconsin                  0.980
Missouri                   0.610               Wyoming                    0.200
Nebraska                   0.490

--------------------------------------------------------------------------------
60  AXP HIGH YIELD TAX-EXEMPT FUND -- ANNUAL REPORT

AXP High Yield Tax-Exempt Fund                                  PRSRT STD AUTO
70100 AXP Financial Center                                       U.S. POSTAGE
Minneapolis, MN 55474                                                PAID
                                                                   AMERICAN
americanexpress.com                                                EXPRESS

Ticker Symbol

Class A: INHYX    Class B: IHYBX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS

                                                                 S-6430 W (1/02)